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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08367

Evergreen Municipal Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for seven of its series, Evergreen Florida High Income Municipal Bond Fund, Evergreen Florida Municipal Bond Fund, Evergreen Georgia Municipal Bond Fund, Evergreen Maryland Municipal Bond Fund, Evergreen North Carolina Municipal Bond Fund, Evergreen South Carolina Municipal Bond Fund, Evergreen Virginia Municipal Bond Fund, for the quarter ended May 31, 2005. These seven series have an August 31 fiscal year end.
Date of reporting period:	May 31, 2005

Item 1 – Schedule of Investments

EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS
May 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 98.8%
COMMUNITY DEVELOPMENT DISTRICT 30.8%
Anthem Park, FL CDD RB, 5.80%, 05/01/2036	$1,000,000	$1,014,440
Arbor Greene, FL CDD Spl. Assmt. RB:
5.75%, 05/01/2006	93,000	93,845
6.30%, 05/01/2019	395,000	404,879
7.60%, 05/01/2018	580,000	609,969
Bayside, FL CDD Capital Impt. RB, Ser. A, 5.95%, 05/01/2008	314,000	316,961
Bobcat Trail, FL CDD RB:
Ser. A:
6.60%, 05/01/2021	1,175,000	1,210,179
7.50%, 05/01/2019	1,498,000	1,515,631
Ser. B:
6.00%, 05/01/2006	685,000	686,767
6.75%, 05/01/2007	1,065,000	1,071,358
Champions Gate, FL CDD Capital Impt. RB:
Ser. A, 6.25%, 05/01/2020	3,000,000	3,033,750
Ser. B, 5.70%, 05/01/2010	2,600,000	2,639,078
Covington Park, FL CDD RB:
7.00%, 05/01/2031	3,740,000	3,861,774
Ser. A, 6.25%, 05/01/2034	990,000	1,046,895
Ser. B, 5.30%, 11/01/2009	1,830,000	1,872,090
Double Branch, FL CDD Spl. Assmt. RB, Ser. A, 6.70%, 05/01/2034	1,980,000	2,134,103
Dulles, VA CDA Spl. Assmt. RB, Dulles Town Ctr. Proj., 6.25%, 03/01/2026	2,985,000	3,082,192
Eastlake Oaks, FL CDD RB, 7.75%, 05/01/2017	1,120,000	1,136,150
Fiddler's Creek CDD RB, Ser. A:
6.00%, 05/01/2016	1,715,000	1,816,717
6.375%, 05/01/2035	1,285,000	1,367,330
Fishhawk, FL CDD Spl. Assmt. RB, Ser. B, 5.00%, 11/01/2007	380,000	386,300
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	2,500,000	2,609,725
Grand Haven, FL CDD Spl. Assmt. RB, Ser. A, 6.90%, 05/01/2019	3,105,000	3,134,870
Heritage Harbor, FL CDD Recreational Facs. RB, 7.75%, 05/01/2019	705,000	661,621
Heritage Isle at Viera, FL CDD Spl. Assmt. RB, Ser. B, 5.00%, 11/01/2009	465,000	468,846
Heritage Isles, FL CDD:
Recreational Facs. RB, 7.10%, 10/01/2022	4,000,000	3,514,560
Spl. Assmt. RB, Ser. B, 6.00%, 05/01/2020	2,200,000	2,221,274
Heritage Lake Park CDD Spl. Assmt. RB:
5.70%, 05/01/2036	1,000,000	1,009,750
Ser. B, 5.10%, 11/01/2009	3,225,000	3,268,989
Heritage Oak Park, FL CDD Spl. Assmt. RB, Ser. A, 6.50%, 05/01/2020	2,560,000	2,596,992
Heritage Pines, FL CDD Capital Impt. RB, Ser. A, 6.10%, 05/01/2020	2,315,000	2,328,543
Hollywood, FL Cmnty. Redev. Agcy. RB, 5.625%, 03/01/2024	4,000,000	4,280,400
Indian Trace, FL CDD Wtr. Mgmt., Spl. Benefit RB, 8.25%, 05/01/2011	2,500,000	2,762,125
Indigo, FL CDD Capital Impt. RB:
5.75%, 05/01/2036	3,710,000	3,730,331
Ser. C, 7.00%, 05/01/2030	3,100,000	3,134,627
Journey's End CDD Spl. Assmt. RB, 7.00%, 11/01/2031	2,260,000	2,404,437
Lake Bernadette, FL CDD Spl. Assmt. RB, Pub. Impt., Ser. A, 8.00%, 05/01/2017	1,900,000	1,941,458
Lakeside Plantation, FL CDD RB, Ser. B:
6.625%, 05/01/2006	61,566	61,632
6.95%, 05/01/2031	1,676,463	1,682,012
Lexington Oaks, FL CDD RB, Ser. A, 6.125%, 05/01/2019	790,000	806,298
Marshall Creek, FL CDD Spl. Assmt.:
6.625%, 05/01/2032	2,920,000	3,081,534
Ser. A, 7.65%, 05/01/2032	1,945,000	2,127,247
Ser. B, 6.75%, 05/01/2007	125,000	126,059
Mediterra South, FL CDD RB, Ser. A, 6.95%, 05/01/2031	2,800,000	2,950,248
Miami, FL CDD Spl. Assmt. RB, Parking Garage Proj., Ser. A, 6.25%, 05/01/2037	4,000,000	4,232,080
[1]

EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
May 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
COMMUNITY DEVELOPMENT DISTRICT continued
North Springs, FL Impt. Dist. Spl. Assmt. RB, Heron Bay Proj., 7.00%, 05/01/2019	$1,622,000	$1,679,841
Northwood, FL CDD Spl. Assmt. RB, 7.60%, 05/01/2017	1,135,000	1,146,804
Orlando, FL Spl. Assmt. RB, Conroy Rd. Interchange Proj., Ser. A:
5.50%, 05/01/2010	855,000	869,330
5.80%, 05/01/2026	5,000,000	5,055,000
Overoaks, FL CDD Capital Impt. RB:
8.25%, 05/01/2017	460,000	480,847
Ser. A, 6.125%, 05/01/2035	1,000,000	1,017,400
Ser. B, 5.125%, 05/01/2009	1,000,000	1,012,040
Poinciana, FL CDD Spl. Assmt. RB, Ser. A, 7.125%, 05/01/2031	4,805,000	5,085,756
Remington, FL CDD Spl. Assmt. RB, 6.95%, 05/01/2009	1,360,000	1,382,454
South Bay, FL CDD RB, Ser. B-2, 5.375%, 05/01/2013	4,000,000	4,059,280
Stoneybrook, FL CDD, Stoneybrook Golf Club RB, 7.00%, 10/01/2022	8,175,000	7,857,401
Tree Island Estates CDD Spl. Assmt. RB, 5.90%, 05/01/2034	2,005,000	2,016,850
Westchase East, FL CDD Capital Impt. RB:
7.30%, 05/01/2018	1,240,000	1,266,995
7.50%, 05/01/2017	1,332,500	1,335,245
Winston Trails, FL CDD Spl. Obl. RB, 6.50%, 10/01/2031	3,060,000	3,175,178
World Commerce CDD Spl. Assmt. RB:
Ser. A-1, 6.50%, 05/01/2036	2,000,000	2,067,460
Ser. A-2, 6.125%, 05/01/2035	1,000,000	1,027,220

		124,971,167

CONTINUING CARE RETIREMENT COMMUNITY 18.0%
Florida Capital Proj. Fin. Auth. RB, Glenridge on Palmer Ranch, 8.00%, 06/01/2032	3,000,000	3,284,670
Fulton Cnty., GA Residential Care Facs. RB, Sr. Lien, RHA Assisted Living, Ser. A, 7.00%, 07/01/2029	3,360,000	3,248,381
Gainesville & Hall Cnty., GA Dev. Auth. RB, Sr. Living Facs., Lanier Vlg. Estates, Ser. C, 7.25%, 11/15/2029	5,000,000	5,582,750
Hialeah Gardens, FL IDA RRB, Waterford Convalescent, Ser. A, 7.875%, 12/01/2007	615,000	615,504
Hillsborough Cnty., FL IDA RB, Lakeshore Villas Proj., Ser. A, 6.70%, 07/01/2021	1,590,000	1,592,226
Homestead, FL IDA RB, Cmnty. Rehabilitation Providers Program, Ser. A, 7.95%, 11/01/2018	3,115,000	3,124,999
Lee Cnty., FL IDA Hlth. Care Facs. RB:
Cypress Cove Hlth. Proj.:
Ser. A:
6.25%, 10/01/2017	3,290,000	3,353,234
6.375%, 10/01/2025	6,575,000	6,690,983
Ser. B, 4.75%, 10/01/2027	1,155,000	1,155,785
Shell Point Vlg. Proj., Ser. A:
5.50%, 11/15/2029	2,200,000	2,246,728
5.75%, 11/15/2011	1,015,000	1,081,158
Lee Cnty., FL IDA RRB, Encore Nursing Ctr., 8.125%, 12/01/2007	330,000	332,155
Orange Cnty., FL Hlth. Facs. Auth. RB:
Orlando Lutheran:
5.375%, 07/01/2020 #	1,255,000	1,254,686
5.70%, 07/01/2026 #	1,000,000	1,003,750
Orlando Lutheran Tower:
8.40%, 07/01/2014	395,000	427,481
8.75%, 07/01/2026	370,000	400,436
Palm Beach Cnty., FL Hlth. Facs. Auth. RB:
Abbey Delray South Proj., 5.50%, 10/01/2011	2,750,000	2,753,080
JFK Med. Ctr., Inc. Proj., 5.10%, 10/01/2005	920,000	921,279
Waterford Proj.:
5.20%, 10/01/2006	965,000	966,283
5.30%, 10/01/2007	990,000	991,317
5.50%, 10/01/2015	6,500,000	6,505,070
Pinellas Cnty., FL Hlth. Facs. Auth. RB, Sunshine Vlg. Nursing Home, 8.00%, 10/01/2008	825,000	710,292
Sarasota Cnty., FL Hlth. Facs. Auth. RB, Sunnyside Properties, 6.00%, 05/15/2010	934,000	949,757
[2]

EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
May 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
CONTINUING CARE RETIREMENT COMMUNITY continued
St. John's Cnty., FL IDA RB:
Glenmoor St. John's Proj., Ser. A:
8.00%, 01/01/2020	$5,000,000	$5,412,850
8.00%, 01/01/2023	4,500,000	4,871,565
Presbyterian Retirement Cmnty., Ser. A, 5.625%, 08/01/2034	6,500,000	6,986,005
Vicars Landing Proj.:
Ser. A, 6.75%, 02/15/2012	2,250,000	2,269,665
Ser. B, 4.50%, 02/15/2017	2,000,000	1,988,740
Volusia Cnty., FL IDA, 1st Mtge. RB, Bishop Glenn Proj., 7.625%, 11/01/2026	2,000,000	2,166,080

		72,886,909

EDUCATION 2.9%
Broward Cnty., FL Edl. Facs. Auth. RB, Nova Southeastern Univ., 5.50%, 04/01/2024	1,000,000	1,057,220
Pinellas Cnty., FL Edl. Facs. Auth. RB:
Barry Univ. Proj., 5.875%, 10/01/2025	3,185,000	3,502,927
Clearwater Christian College, 8.00%, 02/01/2011	2,040,000	2,143,061
Eckerd College, 7.75%, 07/01/2014	550,000	550,929
Volusia Cnty., FL Edl. Facs. Auth. RB, Embry-Riddle Aeronautical Univ., Ser. A:
5.75%, 10/15/2029	3,180,000	3,333,626
6.125%, 10/15/2016	1,025,000	1,078,033

		11,665,796

GENERAL OBLIGATION - STATE 2.3%
Commonwealth of Puerto Rico GO, Pub. Impt., Ser. A:
5.00%, 07/01/2029	4,505,000	4,708,851
5.25%, 07/01/2020	4,000,000	4,361,640

		9,070,491

HOSPITAL 20.4%
Coffee Cnty., GA Hosp. Auth. RRB, Coffee Regl. Med. Ctr., Inc. Proj., 5.00%, 12/01/2019	5,000,000	5,211,650
Escambia Cnty., FL Hlth. Facs. Auth. RB, Ascension Hlth., Ser. C, 5.75%, 11/15/2032	5,000,000	5,525,200
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys., 5.875%, 11/15/2029	5,000,000	5,475,650
Hillsborough Cnty., FL IDA Hosp. RB, Tampa Gen. Hosp. Proj.:
Ser. A, 5.25%, 10/01/2024	2,000,000	2,103,160
Ser. B, 5.25%, 10/01/2028	5,000,000	5,229,600
Jacksonville, FL Hlth. Facs. Auth. RB, 1st Mtge. Mental Hlth., Ser. A, 7.00%, 10/01/2029	3,835,000	3,729,883
Miami, FL Hlth. Facs. Auth. Hlth. Sys. RB, Catholic Hlth. East:
Ser. B, 5.125%, 11/15/2024	3,000,000	3,124,170
Ser. C, 5.125%, 11/15/2024	2,050,000	2,134,849
Orange Cnty., FL Hlth. Facs. Auth. RB:
Adventist Hlth. Sys., 5.625%, 11/15/2032	3,500,000	3,755,990
Lakeside Alternatives, Inc., 6.50%, 07/01/2013	1,040,000	1,094,257
Palm Beach Cnty., FL RB, Geriatric Care, Inc. Proj., 6.55%, 12/01/2016, (LOC: Allied Irish Banks plc)	1,500,000	1,606,920
Pinellas Cnty., FL Hlth. Facs. Auth. RB, Baycare Hlth. Sys., 5.50%, 11/15/2033	4,505,000	4,803,366
Sarasota Cnty., FL Pub. Hosp. Board RB, Sarasota Mem. Hosp., Ser. B:
5.25%, 07/01/2024	5,010,000	5,667,362
5.50%, 07/01/2028	15,870,000	18,691,051
South Miami, FL Hlth. Facs. Auth. RB, Baptist Hlth. Group:
5.20%, 11/15/2028	1,000,000	1,067,340
5.75%, 11/15/2033	3,000,000	3,277,260
Saint John's Cnty., FL IDA RB, Bayview Proj., Ser. A:
7.00%, 10/01/2012	1,125,000	1,137,465
7.10%, 10/01/2026	2,500,000	2,513,150
Stillwater, OK Med. Ctr. Auth. Hosp. RB, Ser. B, 6.50%, 05/15/2019	1,750,000	1,893,588
Tampa, FL Hosp. RB, H. Lee Moffitt Cancer Center, Ser. A, 5.75%, 07/01/2019	1,500,000	1,592,340
West Orange, FL Hlth. Care Dist. of Florida RB, Ser. A, 5.80%, 02/01/2031	3,000,000	3,191,970

		82,826,221

[3]

EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
May 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 5.6%
Boynton Beach, FL MHRB, Clipper Cove Apts., 6.35%, 01/01/2016	$750,000	$779,858
Brevard Cnty., FL HFA RRB, Ser. B, 6.50%, 09/01/2022	515,000	518,239
Duval Cnty., FL HFA RB, St. Augustine Apts. Proj., 6.00%, 03/01/2021	4,820,000	4,952,887
Escambia Cnty., FL HFA RB, Ser. A, 5.55%, 10/01/2023	10,000	10,395
Florida HFA RB:
St. Cloud Vlg. Proj.:
Ser. D, 5.95%, 02/01/2030	4,905,000	5,083,297
Ser. E, 8.00%, 02/01/2030	1,395,000	1,271,417
Sunset Place Proj., Ser. K-3, 6.50%, 10/01/2029	1,125,000	1,006,740
The Vineyards Proj., Ser. H, 6.50%, 11/01/2025	1,500,000	1,546,650
Hillsborough Cnty., FL HFA RB, Clipper Cove Apts. Proj., Ser. A, 7.375%, 07/01/2040	4,000,000	3,988,280
Lee Cnty., FL HFA SFHRB, Multi-Cnty. Proj., Ser. A, 5.65%, 09/01/2022	270,000	282,137
Orange Cnty., FL HFA MHRB, Buena Vista Place II, Ser. I, 6.90%, 07/01/2039	2,845,000	2,757,886
Palm Beach Cnty., FL HFA SFHRB, Ser. A, 6.50%, 10/01/2021, (Insd. by GNMA)	185,000	189,668
Pinellas Cnty., FL HFA SFHRB, Multi-Cnty. Proj., Ser. B-1, 6.10%, 09/01/2026	340,000	357,989

		22,745,443

INDUSTRIAL DEVELOPMENT REVENUE 5.5%
Allegheny Cnty., PA Redev. Auth. RB, Pittsburgh Mills Proj., 5.60%, 07/01/2023	3,750,000	3,945,375
Escambia Cnty., FL PCRB, Champion Intl. Corp. Proj., 6.40%, 09/01/2030	4,200,000	4,370,604
Hillsborough Cnty., FL IDRB, Lakeshore Villas Proj., Ser. A:
6.50%, 07/01/2029	3,000,000	2,869,950
6.75%, 07/01/2029	2,410,000	2,375,995
Maryland Energy Fin. Administration Ltd. Obl. RB, Office Paper Sys. Proj., Ser. A, 7.50%, 09/01/2015	3,760,000	4,223,458
Ocean Hwy. & Port Auth., FL PCRB, Jefferson Smurfit Corp., 6.50%, 11/01/2006	2,605,000	2,677,549
Orange Cnty., FL IDA RB, Wheeled Coach Inds., Inc. Proj., 5.50%, 09/01/2012	1,675,000	1,679,288

		22,142,219

LEASE 2.4%
Peninsula Ports Auth. of Virginia RB, Dominion Terminal Assn., 6.00%, 04/01/2033	9,000,000	9,760,860

PRE-REFUNDED 2.3%
Florida Mid-Bay Bridge Auth. RB, Ser. A, 6.875%, 10/01/2022	7,000,000	9,386,090

SPECIAL TAX 0.5%
Miami Beach, FL Redev. Agcy. Tax Increment RB, City Historic Convention, Ser. B:
6.25%, 12/01/2016	1,000,000	1,051,740
6.35%, 12/01/2022	500,000	525,825
North Springs, FL Impt. Dist. Spl. Assmt. RB, Ser. A, 7.00%, 05/01/2019	300,000	310,836

		1,888,401

TRANSPORTATION 2.2%
Florida Dept. of Trans. Tpke. Auth. RB, Ser. A, 5.00%, 07/01/2013	5,300,000	5,878,972
Nevada Dept. of Business & Industry RB, Las Vegas Monorail Proj., 7.375%, 01/01/2040	3,000,000	3,140,520

		9,019,492

UTILITY 0.6%
Crossings at Fleming Island, FL CDD Util. RB:
6.75%, 10/01/2025	1,440,000	1,518,509
7.375%, 10/01/2019	980,000	1,001,148

		2,519,657

[4]

EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
May 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 5.3%
Jacksonville Elec. Auth. Wtr. & Swr. Sys. RB, Ser. A, 5.50%, 10/01/2041	$8,180,000	$8,491,004
Northern Palm Beach Cnty., FL Wtr. Ctl. € Impt. Dist. Spl. Assmt. RB:
Unit Dev. No. 5-B, 6.00%, 08/01/2025	2,015,000	2,080,608
Unit Dev. No. 9-A, 7.20%, 08/01/2016	2,500,000	2,665,150
Unit Dev. No. 9-B:
5.90%, 08/01/2019	1,000,000	1,045,550
6.00%, 08/01/2029	2,600,000	2,678,728
Unit Dev. No. 43, 6.125%, 08/01/2031	1,420,000	1,460,001
Unit Dev. No. 44-A, 6.60%, 08/01/2031	1,315,000	1,386,076
Seminole, FL Wtr. Ctl. Dist. Spl. Assmt. RB, 7.25%, 08/01/2022	1,700,000	1,759,619

		21,566,736

Total Municipal Obligations (cost $384,743,704)		400,449,482

	Shares	Value

SHORT-TERM INVESTMENTS 0.9%
MUTUAL FUND SHARES 0.9%
Evergreen Institutional Municipal Money Market Fund ø ## (cost $3,818,234)	3,818,234	3,818,234

Total Investments (cost $388,561,938) 99.7%		404,267,716
Other Assets and Liabilities 0.3%		1,032,265

Net Assets 100.0%		$405,299,981

#	When-issued or delayed delivery security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
CDA	Community Development Authority
CDD	Community Development District
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Line of Credit
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total investments by geographic location as of May 31, 2005:

Florida	86.2%
Georgia	3.5%
Virginia	3.2%
Puerto Rico	2.2%
Maryland	1.7%
Pennsylvania	1.0%
Nevada	0.8%
Oklahoma	0.5%
Non-state specific	0.9%

100.0%

On May 31, 2005, the aggregate cost of securities for federal income tax purposes was $388,561,938. The gross unrealized appreciation and depreciation on securities based on tax cost was $17,139,961 and $1,434,183, respectively, with a net unrealized appreciation of $15,705,778.

[5]

EVERGREEN FLORIDA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS
May 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 95.1%
AIRPORT 1.6%
Broward Cnty., FL Arpt. Sys. RB, 5.00%, 10/01/2024	$3,905,000	$4,168,822
Okaloosa Cnty., FL Arpt. RB, 6.00%, 10/01/2030	2,015,000	2,167,858

		6,336,680

COMMUNITY DEVELOPMENT DISTRICT 1.5%
Fishhawk, FL Cmnty. Dev. Dist. RB, 5.25%, 05/01/2018	3,535,000	3,936,223

CONTINUING CARE RETIREMENT COMMUNITY 3.4%
Hillsborough Cnty., FL IDA RB, Lakeshore Villas Proj., Ser. A, 6.70%, 07/01/2021	5,000,000	5,007,000
Lee Cnty., FL IDA Hlth. Care RB, Shell Point Vlg. Proj., Ser. A, 5.75%, 11/15/2014	1,535,000	1,614,405
Palm Beach Cnty., FL Hlth. Facs. Auth. RB:
Abbey DelRay South Proj.:
5.10%, 10/01/2005	930,000	931,293
5.20%, 10/01/2006	975,000	976,297
5.30%, 10/01/2007	1,000,000	1,001,330
Waterford Proj., 5.50%, 10/01/2015	2,750,000	2,752,145
Sarasota Cnty., FL Hlth. Facs. Auth. RB, Sunnyside Properties, 6.00%, 05/15/2010	1,680,000	1,708,342

		13,990,812

EDUCATION 8.1%
Broward Cnty., FL Edl. Facs. Auth. RB, Nova Southeastern Univ. Proj.:
Ser. A:
5.25%, 04/01/2015, (Insd. by AMBAC)	1,250,000	1,396,788
5.25%, 04/01/2017, (Insd. by AMBAC)	1,200,000	1,330,416
Ser. B, 6.25%, 04/01/2013	2,955,000	3,358,032
Broward Cnty., FL Sch. Board RB, 5.25%, 07/01/2017	4,955,000	5,450,847
Greenville Cnty., SC Sch. Dist. Installment Purchase RB, 6.00%, 12/01/2021	10,000,000	11,471,200
Pinellas Cnty., FL Edl. Facs. Auth. RRB, Barry Univ. Proj., 6.25%, 10/01/2015	2,530,000	2,880,076
Seminole Cnty., FL Sch. Board COP, Ser. A:
5.00%, 07/01/2018	1,435,000	1,566,762
5.00%, 07/01/2021	1,705,000	1,840,871
Volusia Cnty., FL Edl. Facs. Auth. RB, Embry-Riddle Aeronautical Univ., Ser. A, 6.125%, 10/15/2016	3,500,000	3,681,090

		32,976,082

ELECTRIC REVENUE 4.5%
Gainesville, FL Util. Sys. RB, Ser. B:
6.50%, 10/01/2013	4,800,000	5,834,736
7.50%, 10/01/2008	3,000,000	3,421,950
7.50%, 10/01/2009	3,000,000	3,525,900
Lakeland, FL Elec. & Wtr. RRB, Energy Sys. First Lien, 6.05%, 10/01/2010, (Insd. by FSA)	5,000,000	5,702,550

		18,485,136

GENERAL OBLIGATION - LOCAL 3.8%
Broward Cnty., FL Expressway Auth. GO, 9.875%, 07/01/2009	4,000,000	4,693,520
Dade Cnty., FL GO, Ser. CC, 7.125%, 10/01/2015 (Insd. by AMBAC)	2,380,000	3,053,516
Palm Beach Cnty., FL GO, 6.50%, 07/01/2010	1,880,000	2,176,514
Reedy Creek, FL Impt. Dist. GO, Ser. A:
5.00%, 06/01/2022 #	2,180,000	2,360,090
5.00%, 06/01/2025 #	1,895,000	2,036,992
Volusia Cnty., FL Edl. Facs. Auth. GO, Stetson Univ. Proj., 5.00%, 06/01/2017	1,020,000	1,126,406

		15,447,038

GENERAL OBLIGATION - STATE 1.5%
Florida Board of Ed. Capital Outlay Proj. GO, Ser. D, 5.75%, 06/01/2022	4,095,000	4,564,656
Florida Dept. of Trans. GO, 5.375%, 07/01/2026	1,500,000	1,554,795

		6,119,451

[1]

EVERGREEN FLORIDA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
May 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL 27.9%
Alachua Cnty., FL Hlth. Facs. Auth. RB, Shands Teaching Hosp., Ser. A, 6.25%, 12/01/2016, (Insd. by MBIA)	$4,000,000	$4,829,720
Broward Cnty., FL Hlth. Facs. Auth. RRB, Catholic Hlth. Svcs.:
5.25%, 08/15/2010	4,660,000	4,942,489
5.50%, 08/15/2014	3,730,000	4,045,409
Coral Gables, FL Hlth. Facs. RB, Baptist Hlth. So. Florida, 5.25%, 08/15/2024	5,000,000	5,473,000
Escambia Cnty., FL Hlth. Facs. Auth. RB, Ascension Hlth. Proj., Ser. C, 5.75%, 11/15/2032	10,000,000	11,050,400
Halifax, FL Hosp. Med. Ctr. Hlth. Care Facs. RB, 4.60%, 04/01/2008	1,080,000	1,110,856
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Proj., 5.875%, 11/15/2029	10,000,000	10,951,300
Jacksonville, FL Hlth. Facs. Auth. Hosp. RB, Charity Obl. Group, Ser. C:
5.75%, 08/15/2012	4,300,000	4,778,203
5.75%, 08/15/2014	2,810,000	3,122,500
5.75%, 08/15/2015	2,090,000	2,322,429
North Miami, FL Hlth. Facs. Auth. RB, Catholic Hlth. Svcs., 6.00%, 08/15/2016, (LOC: SunTrust Banks, Inc.)	1,000,000	1,041,100
Orange Cnty., FL Hlth. Facs. Auth. RB:
Ser. 3, 5.30%, 10/01/2006	5,225,000	5,393,193
Ser. 3, 5.50%, 10/01/2008	5,785,000	6,253,643
Ser. 3, 5.70%, 10/01/2011	2,000,000	2,278,960
Ser. C, 6.25%, 10/01/2016, (Insd. by MBIA)	2,015,000	2,447,358
Ser. D, 5.75%, 10/01/2012, (Insd. by MBIA)	8,010,000	8,827,901
Hospital Adventist Hlth. Sys., 6.25%, 11/15/2024	4,000,000	4,476,720
Lakeside Alternatives, Inc., 6.50%, 07/01/2013	3,000,000	3,156,510
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, JFK Med. Ctr.., 9.50%, 08/01/2013	2,120,000	2,668,274
Palm Beach Cnty., FL RB, Geriatric Care, Inc. Proj., 6.55%, 12/01/2016, (LOC: Allied Irish Banks plc)	2,000,000	2,142,560
Pasco Cnty., FL Hlth. Facs. Auth. Hosp. RB, Ser. 2, 5.60%, 10/01/2010	5,000,000	5,418,500
Pinellas Cnty., FL Hlth. Facs. Auth. RB, Baycare Hlth. Sys. Proj., 5.75%, 11/15/2029	10,000,000	10,876,700
South Miami, FL Hlth. Facs. Auth. RB, Baptist Hlth. Group Proj., 5.75%, 11/15/2033	5,000,000	5,462,100
St. Petersburg, FL Hlth. Facs. Auth. RB, All Children's Hosp. Proj., 5.50%, 11/15/2018, (Insd. by AMBAC)	1,000,000	1,101,270

		114,171,095

HOUSING 4.4%
Boynton Beach, FL MHRB, Clipper Cove Apts. Proj., 5.75%, 01/01/2028	4,245,000	4,515,279
Clearwater, FL Hsg. Auth. RB, 5.40%, 05/01/2013	1,165,000	1,214,676
Duval Cnty., FL HFA SFHRB, 5.85%, 10/01/2027	3,165,000	3,238,934
Florida Hsg. Fin. Corp. RB, Ser. 4, 5.85%, 07/01/2031, (Insd. by FSA)	1,895,000	1,966,176
Hillsborough Cnty., FL HFA RB, Ser. A, 6.625%, 10/01/2029	1,635,000	1,721,949
Lee Cnty., FL HFA SFHRB, Multi-Cnty. Proj.:
Ser. A-1, 7.20%, 03/01/2033	175,000	178,008
Ser. A-4, 7.00%, 09/01/2031	500,000	503,505
Manatee Cnty., FL HFA Mtge. RRB:
Sub. Ser. 1, 7.20%, 05/01/2028	545,000	565,721
Sub. Ser. 2, 7.00%, 11/01/2027	385,000	420,478
North Tampa, FL Hsg. Dev. Corp. RB, Country Oaks Apts., Ser. A, 6.90%, 01/01/2024, (Insd. by FNMA)	975,000	976,540
Pinellas Cnty., FL HFA SFHRB, Multi-Cnty. Proj.:
Ser. A-1, 5.95%, 03/01/2030	1,345,000	1,353,541
Ser. A-1, 7.25%, 09/01/2029	140,000	149,100
Ser. C-1, 6.30%, 03/01/2029	1,310,000	1,325,550

		18,129,457

[2]

EVERGREEN FLORIDA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
May 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 5.5%
Escambia Cnty., FL PCRB, Champion Intl. Corp. Proj.:
5.875%, 06/01/2022	$5,230,000	$5,265,302
6.40%, 09/01/2030	1,500,000	1,560,930
Polk Cnty., FL IDA RB, Cargill Fertilizer, Inc. Proj., 5.50%, 11/01/2009	11,300,000	12,126,143
St. John's Cnty., FL IDA RB, Presbyterian Retirement, Ser. A, 5.85%, 08/01/2024	3,385,000	3,730,778

		22,683,153

LEASE 1.0%
University of South Florida COP, Master Lease Program, Ser. A, 5.375%, 07/01/2022 (Insd. by AMBAC)	3,770,000	4,233,144

MISCELLANEOUS REVENUE 5.5%
Boynton Beach, FL Pub. Svcs. Tax RB, 5.25%, 11/01/2017	1,390,000	1,557,606
Florida Board of Ed. Pub. Ed. Capital Outlay RRB, Ser. B, 5.00%, 06/01/2018	5,000,000	5,493,400
Florida Muni. Loan Council RB, Ser. B, 5.25%, 12/01/2019	1,610,000	1,768,408
Gulf Breeze, FL RB, Local Govt. Loan:
5.50%, 12/01/2020, (Insd. by FGIC)	1,645,000	1,806,736
5.70%, 12/01/2020, (Insd. by FGIC)	2,095,000	2,269,933
Indian Trace Dev. Dist. Florida RB, Isles at Weston Proj., 5.50%, 05/01/2033	1,960,000	1,974,151
Palm Beach Cnty., FL Criminal Justice Facs. RB, 7.20%, 06/01/2015, (Insd. by FGIC)	3,000,000	3,895,260
Puerto Rico Pub. Bldgs. Auth. RB, Govt. Facs., Ser. 1, 5.50%, 07/01/2023	5,000,000	5,530,200

		24,295,694

PORT AUTHORITY 1.9%
Hillsborough Cnty., FL Port Dist. RB, Tampa Port Auth. Proj., Ser. A:
5.75%, 06/01/2015, (Insd. by MBIA)	1,010,000	1,133,846
5.75%, 06/01/2016, (Insd. by MBIA)	1,060,000	1,189,977
5.75%, 06/01/2017, (Insd. by MBIA)	1,115,000	1,251,721
5.75%, 06/01/2018, (Insd. by MBIA)	1,175,000	1,319,079
5.75%, 06/01/2019, (Insd. by MBIA)	1,240,000	1,392,049
5.75%, 06/01/2020, (Insd. by MBIA)	1,305,000	1,465,019

		7,751,691

PRE-REFUNDED 3.1%
Florida Hsg. Fin. Corp. RB, Ser. C, 6.20%, 08/01/2016	2,000,000	2,113,920
Medical Univ. of South Carolina, Hosp. Auth. RRB, Hosp. Facs., Ser. A, 6.50%, 08/15/2032	5,635,000	6,776,651
Port Everglades, FL Port Impt. RB, 7.125%, 11/01/2016	3,140,000	3,882,736

		12,773,307

SALES TAX 1.1%
Jacksonville, FL Excise Tax RB, Ser. B, 5.75%, 10/01/2012, (Insd. by FGIC)	2,805,000	3,061,770
Ocala, FL Capital Impt. Tax RB, 5.375%, 10/01/2014, (Insd. by AMBAC)	1,375,000	1,556,706

		4,618,476

SPECIAL TAX 1.8%
Hollywood, FL Cmnty. Redev. Agcy. RB, 5.125%, 03/01/2014	3,935,000	4,165,552
Miami Beach, FL Redev. Agcy. Tax Increment RB, City Ctr. Historic Convention Vlg., 5.80%, 12/01/2013	3,000,000	3,063,240

		7,228,792

TRANSPORTATION 5.2%
Florida Dept. of Trans. Infrastructure RB, Ser. A:
5.00%, 07/01/2019 #	2,880,000	3,114,461
5.00%, 07/01/2020 #	2,795,000	3,017,734
5.00%, 07/01/2021 #	1,500,000	1,614,375
5.00%, 07/01/2022 #	980,000	1,051,373
Miami-Dade Cnty., FL Expressway Auth. Toll Sys. RB, Ser. B, 5.25%, 07/01/2025, (Insd. by FGIC)	5,000,000	5,483,900
Orlando & Orange Cnty., FL Expressway Auth. RB, 6.50%, 07/01/2011, (Insd. by FGIC)	4,550,000	5,357,397
Puerto Rico Hwy. & Trans. Auth. RB, Ser. Y, 5.50%, 07/01/2036, (Insd. by MBIA)	1,500,000	1,715,265

		21,354,505

[3]

EVERGREEN FLORIDA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
May 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY 8.3%
Reedy Creek, FL Util. Impt. Dist. RB, Ser. 2:
5.25%, 10/01/2015	$7,920,000	$8,927,662
5.25%, 10/01/2016	15,180,000	17,085,697
5.25%, 10/01/2017	7,000,000	7,837,620

		33,850,979

WATER & SEWER 5.0%
Collier Cnty., FL Wtr. & Swr. RRB, Ser. B, 5.50%, 07/01/2014	1,910,000	2,173,981
Florida Muni. Council RB, North Miami Beach Wtr. Proj., Ser. B, 5.375%, 08/01/2019	2,100,000	2,349,774
North Springs, FL Wtr. & Swr. RB, Ser. B, 6.50%, 12/01/2016	1,335,000	1,363,903
Northern Palm Beach Cnty., FL Wtr. Ctl. & Impt. Dist. Spl. Assmt. RB:
Unit Dev. No. 5-D, 5.50%, 08/01/2015	500,000	520,220
Unit Dev. No. 9-A, 7.20%, 08/01/2016	1,300,000	1,385,878
Unit Dev. No. 9-B:
5.75%, 08/01/2014	945,000	991,333
5.85%, 08/01/2013	770,000	810,402
Orlando, FL Util. Commission, Wtr. & Elec. RB, 6.00%, 10/01/2010	4,000,000	4,552,280
Tampa, FL Wtr. & Swr. RRB, Ser. A, 5.00%, 10/01/2026	5,000,000	5,256,400
Virgin Islands Pub. Fin. Auth. RB, 5.25%, 10/01/2019	1,000,000	1,083,540

		20,487,711

Total Municipal Obligations (cost $366,625,639)		388,869,426

	Shares	Value

SHORT-TERM INVESTMENTS 7.3%
MUTUAL FUND SHARES 7.3%
Evergreen Institutional Municipal Money Market Fund ø ## (cost $30,039,776)	30,039,776	30,039,776

Total Investments (cost $396,665,415) 102.4%		418,909,202
Other Assets and Liabilities (2.4%)		(9,805,460)

Net Assets 100.0%		$409,103,742

#	When-issued or delayed delivery security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
[4]

EVERGREEN FLORIDA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
May 31, 2005 (unaudited)

The following table shows the percent of total investments by geographic location as of May 31, 2005:

Florida	86.4%
South Carolina	4.3%
Puerto Rico	1.7%
Virgin Islands	0.3%
Non-state specific	7.3%

100.0%

On May 31, 2005, the aggregate cost of securities for federal income tax purposes was $396,665,415. The gross unrealized appreciation and depreciation on securities based on tax cost was $22,520,572 and $276,785, respectively, with a net unrealized appreciation of $22,243,787.

[5]

EVERGREEN GEORGIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS
May 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 98.7%
COMMUNITY DEVELOPMENT DISTRICT 0.3%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	$750,000	$782,917

CONTINUING CARE RETIREMENT COMMUNITY 2.2%
Fulton Cnty., GA Residential Care Facs. RB:
Canterbury Ct. Proj., 6.20%, 10/01/2019	995,000	1,128,708
RHA Assisted Living, Sr. Lien, Ser. A, 6.90%, 07/01/2019	1,395,000	1,382,515
Gainesville & Hall Cnty., GA Dev. Auth. RB, Sr. Living Facs., Lanier Vlg. Estates, Ser. C, 7.25%, 11/15/2029	1,000,000	1,116,550
Lebanon Cnty., PA Hlth. Facs. Auth. RB, Pleasant View Retirement, Ser. A, 5.00%, 12/15/2015 #	1,185,000	1,205,761

		4,833,534

EDUCATION 8.0%
Atlanta, GA Dev. Auth. RB, TUFF, Advanced Tech. Dev. Ctr. Proj., Ser. A, 5.625%, 07/01/2018	2,640,000	2,853,233
Atlanta, GA Urban Residential Fin. Auth. RRB, Morehouse College Proj., 5.70%, 12/01/2010, (Insd. by MBIA)	510,000	527,274
Barnesville-Lamar Cnty., GA Indl. Auth. Student Hsg. Facs. RB, Gordon College, 5.00%, 08/01/2025	2,000,000	2,072,800
DeKalb Cnty., GA Dev. Auth. RB, Emory Univ. Proj., Ser. A, 6.00%, 10/01/2014	780,000	797,597
Fulton Cnty., GA Dev. Auth. RB:
Georgia Tech Foundation SAC II Proj., Ser. A:
5.75%, 11/01/2013	1,200,000	1,362,264
5.75%, 11/01/2017	1,950,000	2,203,363
TUFF, Morehouse Proj., Ser. A, 5.50%, 02/01/2022, (Insd. by AMBAC)	1,000,000	1,099,230
Georgia Private Colleges & Univ. Auth. RB:
Emory Univ. Proj., Ser. A:
5.50%, 11/01/2019	500,000	554,495
5.75%, 11/01/2012	1,000,000	1,110,420
5.75%, 11/01/2017	1,000,000	1,125,250
Mercer Univ. Proj., 5.75%, 10/01/2021	500,000	541,620
Georgia Private Colleges & Univ. Auth. RRB, Mercer Univ. Proj., Ser. A, 5.25%, 10/01/2020	1,000,000	1,032,620
Greenville Cnty., SC Sch. Dist. Installment Purpose RRB, Building Equity Sooner for Tomorrow Proj., 5.00%, 12/01/2028	2,500,000	2,603,625

		17,883,791

ELECTRIC REVENUE 2.2%
Coweta Cnty., GA Dev. Auth. PCRB, Georgia Pwr. Plant, Yates Proj., 4.35%, 09/01/2018, (Insd. by AMBAC)	2,000,000	2,032,000
Georgia Muni. Elec. Auth. Pwr. RB:
Ser. B, 6.25%, 01/01/2017, (Insd. by MBIA)	1,000,000	1,226,760
Ser. EE, 7.25%, 01/01/2024, (Insd. by AMBAC)	400,000	561,440
Georgia Muni. Elec. Auth. Pwr. RRB, Ser. A, 5.25%, 01/01/2013, (Insd. by MBIA)	1,000,000	1,120,590

		4,940,790

GENERAL OBLIGATION - LOCAL 9.3%
Carrollton, GA GO, Georgia Sch. Aid Intercept Program, 3.75%, 07/01/2008	580,000	594,088
Cartersville, GA GO, 6.70%, 01/01/2012	120,000	137,391
Columbia Cnty., GA GO, Courthouse/Detention Proj., 5.625%, 02/01/2017, (Insd. by MBIA)	250,000	269,960
Effingham Cnty., GA Sch. Dist. GO:
6.25%, 02/01/2007, (Insd. by MBIA)	1,260,000	1,328,708
6.25%, 02/01/2008, (Insd. by MBIA)	1,160,000	1,258,449
6.25%, 02/01/2009, (Insd. by MBIA)	500,000	555,760
Forsyth Cnty., GA GO:
5.50%, 03/01/2020	1,000,000	1,115,390
6.125%, 03/01/2017	1,000,000	1,142,810
Forsyth Cnty., GA Sch. Dist. GO:
5.00%, 02/01/2024, (Insd. by MBIA)	5,000,000	5,397,350
6.00%, 02/01/2014	1,000,000	1,144,120
6.75%, 07/01/2016	2,000,000	2,497,000
Griffin-Spalding Cnty., GA Sch. Sys. GO, 4.00%, 02/01/2008	750,000	770,475
[1]

EVERGREEN GEORGIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
May 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Henry Cnty., GA Sch. Dist. GO, Ser. A:
5.125%, 08/01/2014	$1,000,000	$1,095,360
6.45%, 08/01/2011	1,000,000	1,130,030
Meriwether Cnty., GA Sch. Dist. GO, 7.00%, 02/01/2007, (Insd. by FSA)	500,000	532,705
Paulding Cnty., GA Sch. Dist. GO, Ser. A, 6.625%, 02/01/2009	1,000,000	1,122,230
Peach Cnty., GA Sch. Dist. GO, 6.50%, 02/01/2006, (Insd. by MBIA)	525,000	537,621

		20,629,447

GENERAL OBLIGATION - STATE 6.5%
Georgia GO:
Ser. A, 6.00%, 04/01/2015	1,780,000	2,144,153
Ser. B:
5.75%, 03/01/2010	1,000,000	1,119,910
7.20%, 03/01/2006	1,005,000	1,037,190
Ser. C:
5.00%, 07/01/2009	1,000,000	1,078,300
6.00%, 07/01/2012	1,970,000	2,228,306
6.25%, 08/01/2011	1,140,000	1,331,942
6.50%, 04/01/2006	495,000	509,875
7.25%, 07/01/2005	1,000,000	1,003,650
7.25%, 07/01/2008	1,750,000	1,969,450
Ser. D, 6.80%, 08/01/2005	2,000,000	2,013,120

		14,435,896

HOSPITAL 9.6%
Arlington Cnty., VA IDA Hosp. Facs. RB, Virginia Hosp. Ctr. Arlington Hlth. Sys., 5.50%, 07/01/2018	500,000	536,215
Coffee Cnty., GA Hosp. Auth. RB, Anticipation Cert., Coffee Regl. Med. Ctr. Proj., Ser. A:
6.75%, 12/01/2016	1,600,000	1,710,432
6.75%, 12/01/2026	1,500,000	1,603,530
Coffee Cnty., GA Hosp. Auth. RRB, Coffee Regl. Med. Ctr. Proj.:
5.00%, 12/01/2026	2,400,000	2,463,936
5.25%, 12/01/2022	3,690,000	3,895,865
Floyd Cnty., GA Hosp. Auth. RB, Floyd Med. Ctr. Proj., 5.50%, 07/01/2012	875,000	987,429
Gainesville & Hall Cnty., GA Hosp. Auth. RB, Northeast Georgia Hlth. Sys., Inc. Proj.:
5.50%, 05/15/2021	500,000	525,750
6.00%, 05/15/2014, (Insd. by MBIA)	2,340,000	2,587,502
Georgia Medical Ctr. Hosp. Auth. RB, Columbus Regl. Hlth. Care Sys., 6.10%, 08/01/2014, (Insd. by MBIA)	2,000,000	2,244,200
Glynn-Brunswick, GA Mem. Hosp. Auth. RRB, 2005 Anticipation Cert., Southeast Georgia Hlth. Sys. Proj., 6.00%, 08/01/2016, (Insd. by MBIA)	510,000	536,392
Horry Cnty., SC Hosp. Fee Spl. Obl. RB, 6.00%, 04/01/2014	1,305,000	1,445,744
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. Hosp. RRB, 5.50%, 05/01/2032	1,500,000	1,591,020
Macon-Bibb Cnty., GA Hosp. Auth. RB, Med. Ctr. of Georgia, Ser. A, 5.30%, 08/01/2011, (Insd. by FGIC)	1,000,000	1,104,520

		21,232,535

HOUSING 7.3%
Georgia HFA SFHRB:
Sub. Ser. A-2, 5.45%, 12/01/2022	5,450,000	5,714,597
Sub. Ser. B-2, 5.35%, 12/01/2022	2,085,000	2,169,151
Sub. Ser. C-2, 5.80%, 12/01/2021	1,000,000	1,045,160
Sub. Ser. D-2, 5.50%, 06/01/2017	715,000	746,667
Sub. Ser. D-4, 5.65%, 06/01/2021	595,000	624,232
Gwinnett Cnty., GA Hsg. Auth. MHRRB, Singleton Oxford Associates, 5.50%, 04/01/2026	1,730,000	1,749,982
Richmond Cnty., GA Dev. Auth. Student Hsg. Facs. RB, Augusta State Univ. Jaguar Student Hsg. LLC, Ser. A, 5.375%, 02/01/2025	3,870,000	4,102,007

		16,151,796

[2]

EVERGREEN GEORGIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
May 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 5.0%
Cartersville, GA Dev. Auth. RB, Wtr. & Wstwtr. Facs., 7.40%, 11/01/2010	$1,120,000	$1,324,445
Fulton Cnty., GA Dev. Auth. PCRRB, General Motors Corp., FRN, 4.67%, 04/01/2010	2,300,000	2,300,000
Louisa, VA IDA Solid Wst. & Swr. Disposal RB, Virginia Elec. & Pwr. Proj., FRN, Ser. A, 2.30%, 03/01/2031	5,000,000	4,897,650
Savannah, GA EDA Solid Wst. & Swr. Disposal RB, Georgia Wst. Mgmt. Proj., Ser. A, 5.50%, 07/01/2016	1,500,000	1,576,200
Texas Alliance Arpt. Auth., Inc. Spl. Facs. RB, FedEx Proj., 6.375%, 04/01/2021	1,000,000	1,045,880

		11,144,175

LEASE 8.7%
Berkeley Cnty., SC Sch. Dist. Installment Lease RB, Securing Assets for Ed., 5.25%, 12/01/2024	4,000,000	4,238,960
Clayton Cnty., GA Dev. Auth. RB, TUFF, Archives Proj., Ser. A:
5.375%, 07/01/2019, (Insd. by MBIA)	1,170,000	1,298,794
5.375%, 07/01/2020, (Insd. by MBIA)	1,285,000	1,411,290
College Park, GA Business & IDA RB, Civic Ctr. Proj., 5.75%, 09/01/2020, (Insd. by AMBAC)	1,825,000	2,057,176
Georgia Muni. Assn., Inc. COP, City Ct. Atlanta Proj.:
5.50%, 12/01/2016, (Insd. by AMBAC)	2,175,000	2,437,044
5.50%, 12/01/2017, (Insd. by AMBAC)	2,220,000	2,484,535
5.50%, 12/01/2018, (Insd. by AMBAC)	2,500,000	2,794,625
5.50%, 12/01/2019, (Insd. by AMBAC)	2,340,000	2,615,769

		19,338,193

PRE-REFUNDED 12.2%
Atlanta, GA Arpt. Facs. RRB, Ser. A:
6.50%, 01/01/2006, (Insd. by AMBAC)	2,000,000	2,041,160
6.50%, 01/01/2009, (Insd. by AMBAC)	1,300,000	1,454,388
6.50%, 01/01/2010, (Insd. by AMBAC)	2,000,000	2,292,080
Atlanta, GA Wtr. & Swr. RB, 6.00%, 01/01/2006, (Insd. by FGIC)	2,000,000	2,035,440
College Park, GA Business & IDA RRB, Civic Ctr. Proj., Ser. A:
5.70%, 09/01/2009, (Insd. by FSA)	1,000,000	1,105,540
5.75%, 09/01/2010, (Insd. by FSA)	1,470,000	1,624,967
Columbia Cnty., GA Wtr. & Swr. RB:
6.25%, 06/01/2015, (Insd. by FGIC)	1,200,000	1,374,012
6.25%, 06/01/2016, (Insd. by FGIC)	1,250,000	1,431,262
6.25%, 06/01/2017, (Insd. by FGIC)	1,390,000	1,591,564
DeKalb Cnty., GA Sch. Dist. GO:
5.60%, 07/01/2008	1,000,000	1,002,300
Ser. A:
6.25%, 07/01/2010	2,000,000	2,293,120
6.25%, 07/01/2011	500,000	582,775
Fayette Cnty., GA Pub. Facs. Auth. RB, Criminal Justice Ctr. Proj., 6.25%, 06/01/2017	550,000	634,475
Fayette Cnty., GA Sch. Dist. ETM GO, Georgia Sch. Intercept Program, 6.25%, 03/01/2006	2,200,000	2,254,208
Forsyth Cnty., GA Wtr. & Swr. Auth. RB, 6.25%, 04/01/2017	1,000,000	1,147,980
Fulton Cnty., GA Wtr. & Swr. ETM RRB, 6.375%, 01/01/2014, (Insd. by FGIC)	390,000	460,563
Georgia GO, ETM, Ser. C, 6.50%, 04/01/2006	5,000	5,148
Glynn-Brunswick, GA Mem. Hosp. Auth. RRB:
2005 Anticipation Cert., Southeast Georgia Hlth. Sys. Proj., 6.00%, 08/01/2016, (Insd. by MBIA)	1,235,000	1,302,184
Anticipation Cert., Southeast Georgia Hlth. Sys. Proj., 6.00%, 08/01/2016, (Insd. by MBIA)	305,000	321,482
Puerto Rico Pub. Fin. Corp. RB, Ser. A, 5.50%, 08/01/2020, (Insd. by MBIA)	500,000	563,785
Puerto Rico Tobacco Settlement RB, Children’s Trust Fund, 5.75%, 07/01/2020	1,415,000	1,500,876

		27,019,309

PUBLIC FACILITIES 2.5%
Atlanta & Fulton Cnty., GA Recreation Auth. RB, Downtown Arena Pub. Impt. Proj., Ser. A, 5.375%, 12/01/2021, (Insd. by MBIA)	1,000,000	1,057,970
Cobb Cnty., GA Coliseum & Exhibit Hall Auth. RRB, 5.50%, 10/01/2012, (Insd. by MBIA)	1,250,000	1,396,650
Dalton, GA Bldg. Auth. RB, 5.00%, 07/01/2005	1,000,000	1,001,840
[3]

EVERGREEN GEORGIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
May 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PUBLIC FACILITIES continued
Fulton Cnty., GA Facs. COP, Georgia Pub. Purpose Proj., 5.50%, 11/01/2018, (Insd. by AMBAC)	$1,000,000	$1,109,300
Puerto Rico Pub. Bldgs. Auth. RB, Ser. K, 4.00%, 07/01/2026, (Insd. by MBIA)	1,000,000	1,022,120

		5,587,880

RESOURCE RECOVERY 1.4%
Cobb Cnty., GA Dev. Auth. Solid Wst. Disposal RB, Georgia Wst. Mgmt. Proj., Ser. A:
3.10%, 04/01/2033	2,250,000	2,211,750
3.65%, 04/01/2033	1,000,000	998,010

		3,209,760

SPECIAL TAX 0.5%
Virgin Islands Pub. Fin. Auth. RB, Sr. Lien, Ser. A, 5.50%, 10/01/2018	1,000,000	1,047,730

TOBACCO REVENUE 2.2%
South Carolina Tobacco Settlement Revenue Mgmt. Auth. RB, Ser. B, 6.00%, 05/15/2022	4,785,000	4,899,409

TRANSPORTATION 2.5%
Jacksonville, FL Economic Dev. Cmnty. IDRB, Metro. Parking Solutions Proj., 5.75%, 10/01/2024, (Insd. by ACA)	2,000,000	2,189,060
Metropolitan Atlanta, GA Rapid Transit Auth., Sales Tax RRB, Ser. P, 6.25%, 07/01/2011, (Insd. by AMBAC)	2,000,000	2,296,580
Puerto Rico Hwy. & Trans. Auth. Hwy. RRB, Ser. AA, 5.00%, 07/01/2026, (Insd. by FGIC)	1,000,000	1,088,210

		5,573,850

WATER & SEWER 18.3%
Atlanta, GA Wtr. & Wstwtr. RB, Ser. A, 5.00%, 11/01/2008, (Insd. by FGIC)	1,000,000	1,064,560
Augusta, GA Wtr. & Swr. RB:
5.15%, 10/01/2015, (Insd. by FSA)	2,250,000	2,453,513
5.25%, 10/01/2017, (Insd. by FSA)	1,980,000	2,170,694
Clayton Cnty., GA Wtr. Auth. Wtr. & Swr. RB:
5.00%, 05/01/2013	1,760,000	1,929,647
5.625%, 05/01/2020	2,000,000	2,275,720
6.25%, 05/01/2016	2,000,000	2,304,060
Cobb Cnty., GA Wtr. Auth. RB, 5.25%, 11/01/2021	2,135,000	2,374,504
Coweta Cnty., GA Dev. Auth. RB, Newman Wtr. Sewage & Light Commission Proj., 5.75%, 01/01/2015, (Insd. by AMBAC)	2,000,000	2,223,100
DeKalb Cnty., GA Wtr. & Swr. RB:
5.375%, 10/01/2018	1,000,000	1,100,860
5.375%, 10/01/2019	1,000,000	1,100,860
5.375%, 10/01/2020	1,000,000	1,090,210
5.625%, 10/01/2017	5,020,000	5,604,930
Fulton Cnty., GA Wtr. & Swr. RRB, 6.25%, 01/01/2006, (Insd. by FGIC)	1,420,000	1,447,775
Gainesville, GA Wtr. & Swr. RRB:
5.25%, 11/15/2010, (Insd. by FGIC)	1,000,000	1,087,130
5.375%, 11/15/2020, (Insd. by FSA)	1,000,000	1,094,190
Gwinnett Cnty., GA Wtr. & Swr. Auth. RB, 5.00%, 08/01/2017	2,000,000	2,160,920
Henry Cnty., GA Wtr. & Swr. Auth. RB, 5.625%, 02/01/2030, (Insd. by FGIC)	1,000,000	1,119,250
Jackson Cnty., GA Wtr. & Swr. Auth. RB, Ser. A, 5.75%, 09/01/2017, (Insd. by AMBAC)	1,530,000	1,732,633
Maury Cnty., TN Indl. Dev. Board Swr. Disposal Facs. RB, Saturn Corp Proj., FRN, 5.51%, 09/01/2027	4,000,000	4,000,000
Peachtree City, GA Wtr. & Swr. Auth. RB, Ser. A, 5.45%, 03/01/2017	300,000	318,636
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. RB:
5.25%, 07/01/2008	750,000	783,555
5.30%, 07/01/2018	1,250,000	1,284,825

		40,721,572

Total Municipal Obligations (cost $206,559,539)		219,432,584

[4]

EVERGREEN GEORGIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
May 31, 2005 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 0.6%
MUTUAL FUND SHARES 0.6%
Evergreen Institutional Municipal Money Market Fund ## ø (cost $1,304,500)	1,304,500	$1,304,500

Total Investments (cost $207,864,039) 99.3%		220,737,084
Other Assets and Liabilities 0.7%		1,534,655

Net Assets 100.0%		$222,271,739

#	When-issued or delayed delivery security
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
TUFF	The University Financing Foundation, Inc.

The following table shows the percent of total investments by geographic location as of May 31, 2005:

Georgia	82.8%
South Carolina	6.7%
Virginia	2.5%
Puerto Rico	1.9%
Tennessee	1.8%
Virgin Islands	1.4%
Florida	1.0%
Pennsylvania	0.5%
Texas	0.5%
Maryland	0.3%
Non-state specific	0.6%

100.0%

On May 31, 2005, the aggregate cost of securities for federal income tax purposes was $207,864,039. The gross unrealized appreciation and depreciation on securities based on tax cost was $13,009,869 and $136,824, respectively, with a net unrealized appreciation of $12,873,045.

[5]

EVERGREEN MARYLAND MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS
May 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 95.7%
COMMUNITY DEVELOPMENT DISTRICT 7.2%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA:
6.25%, 07/01/2010	$459,000	$472,930
6.625%, 07/01/2025	1,000,000	1,043,890
Maryland Cmnty. Dev. Administration RB, FRN, 2.98%, 09/01/2035	4,000,000	4,000,000

		5,516,820

CONTINUING CARE RETIREMENT COMMUNITY 1.1%
Fulton Cnty., GA Residential Care Facs. RB, RHA Assisted Living, Sr. Lien, Ser. A, 6.90%, 07/01/2019	465,000	460,838
Maryland Hlth. & Higher Edl. Facs. Auth. RRB, Pickersgill Retirement Cmnty., Ser. A, 6.00%, 01/01/2015	350,000	366,314

		827,152

EDUCATION 13.2%
Annapolis, MD EDA RB, St. John’s College Facs., 5.50%, 10/01/2018	1,230,000	1,280,737
Maryland Econ. Dev. Corp. RB, Univ. of Maryland College Park Proj.:
5.375%, 07/01/2016	1,150,000	1,269,842
6.00%, 06/01/2021	1,000,000	1,087,250
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Board of Child Care:
5.50%, 07/01/2013	500,000	557,260
5.625%, 07/01/2020	680,000	747,109
5.625%, 07/01/2022	280,000	304,217
Goucher College, 5.375%, 07/01/2025	1,450,000	1,558,228
Maryland Institute College of Art, 5.50%, 06/01/2021	530,000	563,035
St. Mary’s College, MD Academic & Auxiliary Fee RB, 5.00%, 09/01/2023	1,045,000	1,135,769
University of Maryland Sys. Auxiliary Facs. & Tuition RB, Ser. A, 5.00%, 04/01/2013	1,500,000	1,670,310

		10,173,757

ELECTRIC REVENUE 1.4%
Puerto Rico Elec. Pwr. Auth. RB, 5.50%, 07/01/2018	1,000,000	1,113,650

GENERAL OBLIGATION - LOCAL 8.3%
Frederick Cnty., MD Pub. Facs. GO:
5.00%, 12/01/2015	500,000	551,390
5.00%, 08/01/2016	1,160,000	1,297,182
Howard Cnty., MD GO, Pub. Impt. Proj., Ser. A:
5.00%, 08/15/2018	250,000	277,467
5.00%, 08/15/2019	1,000,000	1,109,870
5.25%, 08/15/2011	295,000	296,499
Montgomery Cnty., MD GO, Pub. Impt. Proj., Ser. A, 5.375%, 01/01/2007	1,500,000	1,560,090
Prince George’s Cnty., MD GO, Pub. Impt. Proj.:
5.125%, 10/01/2012	65,000	71,495
5.25%, 10/01/2019	1,150,000	1,267,265

		6,431,258

HOSPITAL 23.4%
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Carroll Cnty. Gen. Hosp.:
6.00%, 07/01/2016	915,000	1,012,612
6.00%, 07/01/2017	830,000	915,075
6.00%, 07/01/2020	1,485,000	1,630,084
Catholic Hlth. Initiatives, 6.00%, 12/01/2013	1,200,000	1,332,660
Doctors Cmnty. Hosp., Inc., 5.75%, 07/01/2013	1,005,000	1,006,347
Lifebridge Hlth., 5.25%, 07/01/2020	1,000,000	1,077,010
Union Hosp. of Cecil Cnty.:
4.80%, 07/01/2011	330,000	344,309
5.50%, 07/01/2022	350,000	374,297
5.75%, 07/01/2020	500,000	545,120
Univ. Hlth. Sys., FRN, 2.85%, 07/01/2023	2,925,000	2,925,000
[1]

EVERGREEN MARYLAND MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
May 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Univ. of Maryland Med. Ctr., 5.75%, 07/01/2021	$1,000,000	$1,077,680
Univ. of Maryland Med. Sys. Proj.:
5.75%, 07/01/2017	1,300,000	1,423,968
6.625%, 07/01/2020	1,000,000	1,121,920
New Jersey Hlth. Care Facs. Fin. Auth. RB, Johnson Univ. Hosp. Proj., 5.70%, 07/01/2020	925,000	1,000,184
Pennsylvania Higher Edl. Facs. Auth. RB, UPMC Hlth. Sys., Ser. A, 6.00%, 01/15/2022	2,000,000	2,220,860

		18,007,126

HOUSING 14.2%
Howard Cnty., MD MHRRB, Chase Glen Proj., 4.90%, 07/01/2024	1,000,000	1,022,520
Maryland CDA Dept. of Hsg. & Cmnty. Dev. MHRB:
Ser. 2001-B, 5.10%, 05/15/2016	495,000	512,394
Ser. A, 5.125%, 05/15/2017	460,000	485,144
Maryland CDA Dept. of Hsg. & Cmnty. Dev. RB:
Ser. 1, 5.30%, 04/01/2010	1,105,000	1,121,155
Ser. A:
5.50%, 07/01/2022	1,000,000	1,056,310
5.875%, 07/01/2021	500,000	523,950
Ser. F, 5.90%, 09/01/2019	1,000,000	1,031,590
Ser. H, 5.70%, 09/01/2022	1,750,000	1,806,000
Maryland CDA Dept. of Hsg. & Cmnty. Dev. RRB, Ser. B, 5.00%, 08/01/2008	100,000	101,572
Maryland CDA Dept. of Hsg. & Cmnty. Dev. SFHRB, Ser. 5, 5.40%, 04/01/2008	585,000	605,984
Montgomery Cnty., MD Hsg. Opportunities MHRB:
Aston Woods Apts., Ser. A, 4.90%, 05/15/2031, (Insd. by FNMA)	950,000	1,000,369
Cmnty. Hsg., Ser. A:
5.10%, 11/01/2015	250,000	264,020
5.35%, 07/01/2021	500,000	522,595
6.00%, 07/01/2014	250,000	254,495
6.00%, 07/01/2020	180,000	190,631
Montgomery Cnty., MD SFHRB, Ser. A, 5.55%, 07/01/2014	395,000	417,839

		10,916,568

INDUSTRIAL DEVELOPMENT REVENUE 6.8%
Cecil Cnty., MD IDRB, Cargill, Inc. Proj., 5.25%, 03/01/2006	1,000,000	1,017,090
Maryland Energy Fin. Administration Ltd. Obl. RB, Office Paper Sys. Proj., Ser. A, 7.50%, 09/01/2015	1,230,000	1,381,610
Prince George’s Cnty., MD PCRRB, Potomac Elec. Proj., 5.75%, 03/15/2010	1,600,000	1,781,840
York Cnty., VA IDA PCRB, VA Elec. & Pwr. Co., 5.50%, 07/01/2009	1,000,000	1,041,940

		5,222,480

LEASE 5.8%
Howard Cnty., MD COP, Agricultural Land Presevation No. 90-23, Ser. A, 8.00%, 08/15/2020	311,000	448,431
Maryland Econ. Dev. Corp. Lease RB, Montgomery Cnty., Wayne Ave. Proj., 5.25%, 09/15/2014	1,000,000	1,119,730
Maryland Stadium Auth. Lease RB, Convention Ctr. Expansion Proj., 5.875%, 12/15/2011, (Insd. by AMBAC)	1,800,000	1,840,410
Prince George’s Cnty., MD Lease RB, 5.125%, 06/30/2016	1,000,000	1,100,950

		4,509,521

MISCELLANEOUS REVENUE 4.7%
Anne Arundel Cnty., MD RB, Cons. Gen. Impt., 5.00%, 03/01/2017	2,240,000	2,482,211
Anne Arundel Cnty., MD Spl. Obl. RB, Arundel Mills Proj., 7.10%, 07/01/2029	1,000,000	1,171,590

		3,653,801

PRE-REFUNDED 1.7%
Prince George’s Cnty., MD GO, Pub. Impt. Proj., 5.125%, 10/01/2012	1,175,000	1,299,832

SOLID WASTE 1.1%
North East, MD Wst. Disp. Auth. RB, Montgomery Cnty. Resource Recovery Proj., Ser. A:
5.90%, 07/01/2005	760,000	761,436
6.00%, 07/01/2007	50,000	52,233

		813,669

[2]

EVERGREEN MARYLAND MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
May 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION 3.0%
Commonwealth of Puerto Rico Hwy. & Trans. Auth. RB, Ser. G, 5.25%, 07/01/2019, (Insd. by FGIC)	$1,000,000	$1,108,140
District of Columbia Metro. Area Transit Auth. RB, 6.00%, 07/01/2010, (Insd. by FGIC)	300,000	341,223
Maryland Trans. Facs. Auth. RB, 5.80%, 07/01/2006	850,000	876,775

		2,326,138

WATER & SEWER 3.8%
Baltimore, MD Wtr. Proj. RRB, Ser. A:
5.80%, 07/01/2015, (Insd. by FGIC)	1,500,000	1,736,130
6.00%, 07/01/2015, (Insd. by FGIC)	1,000,000	1,168,550
		2,904,680

Total Municipal Obligations (cost $70,326,624)		73,716,452

	Shares	Value

SHORT-TERM INVESTMENTS 3.0%
MUTUAL FUND SHARES 3.0%
Evergreen Institutional Municipal Money Market Fund ø (cost $2,310,228)	2,310,228	2,310,228

Total Investments (cost $72,636,852) 98.7%		76,026,680
Other Assets and Liabilities 1.3%		1,007,498

Net Assets 100.0%		$77,034,178

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

On May 31, 2005, the aggregate cost of securities for federal income tax purposes was $72,636,852. The gross unrealized appreciation and depreciation on securities based on tax cost was $3,413,074 and $23,246, respectively, with a net unrealized appreciation of $3,389,828.

The following table shows the percent of total investments by geographic location as of May 31, 2005:

Maryland	87.4%
Pennsylvania	2.9%
Puerto Rico	2.9%
Virginia	1.4%
New Jersey	1.3%
Georgia	0.6%
District of Columbia	0.5%
Non-state specific	3.0%

100.0%

[3]

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS
May 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 98.3%
AIRPORT 1.7%
Charlotte, NC Arpt. RB, Ser. B, 6.00%, 07/01/2015, (Insd. by MBIA)	$2,755,000	$3,023,309
Piedmont, NC Triad Arpt. Auth. RB, Ser. A, 5.40%, 07/01/2012, (Insd. by FSA)	1,050,000	1,137,297
Raleigh-Durham, NC Arpt. Auth. RB, Ser. A:
5.00%, 05/01/2030, (Insd. by AMBAC)	2,300,000	2,438,322
5.25%, 11/01/2014, (Insd. by FGIC)	1,000,000	1,104,710
5.25%, 11/01/2019, (Insd. by FGIC)	3,000,000	3,281,400

		10,985,038

COMMUNITY DEVELOPMENT DISTRICT 0.3%
Nash Cnty., NC COP, Nash Cnty. Pub. Facs. Proj., 5.25%, 06/01/2017	1,900,000	2,112,933

CONTINUING CARE RETIREMENT COMMUNITY 3.3%
North Carolina Med. Care Commission Hlth. Care Facs. RB:
1st Mtge. Glenaire Proj., 5.75%, 07/01/2019	1,750,000	1,749,930
Hugh Chatham Mem. Hosp. Proj.:
5.00%, 10/01/2015, (Insd. by Radian Group, Inc.)	1,005,000	1,074,837
5.25%, 10/01/2017, (Insd. by Radian Group, Inc.)	1,110,000	1,199,277
5.25%, 10/01/2018, (Insd. by Radian Group, Inc.)	1,165,000	1,255,288
5.50%, 10/01/2020, (Insd. by Radian Group, Inc.)	1,295,000	1,418,944
North Carolina Med. Care Commission Retirement Facs. RB:
1st Mtge. United Methodist Retirement Homes:
5.25%, 10/01/2025	800,000	819,512
5.50%, 10/01/2035	3,800,000	3,879,230
Cypress Glen Proj.:
Ser. B, 4.00%, 10/01/2026	2,750,000	2,752,063
Ser. C:
3.80%, 10/01/2007	2,400,000	2,386,128
4.65%, 10/01/2034	2,000,000	2,023,460
Givens Estates Proj., Ser. A, 6.375%, 07/01/2023	3,000,000	3,181,140

		21,739,809

EDUCATION 9.2%
Appalachian State Univ., North Carolina RB:
5.00%, 07/15/2022, (Insd. by MBIA)	2,705,000	2,928,217
5.00%, 07/15/2023, (Insd. by MBIA)	2,850,000	3,080,251
5.00%, 07/15/2024, (Insd. by MBIA)	2,005,000	2,161,791
5.25%, 07/15/2017, (Insd. by MBIA)	1,000,000	1,146,050
5.25%, 07/15/2020, (Insd. by MBIA)	1,000,000	1,119,960
Greenville Cnty., SC Sch. Dist. Installment Purchase RB, 6.00%, 12/01/2021	8,700,000	9,979,944
North Carolina Capital Facs. Fin. Agcy. RB, Elizabeth City State Univ. Hsg., Ser. A, 5.25%, 06/01/2017, (Insd. by AMBAC)	1,005,000	1,103,992
North Carolina State University at Raleigh RB, Ser. A, 5.00%, 10/01/2018, (Insd. by AMBAC)	3,880,000	4,285,111
North Carolina Student Edl. Assistance Auth. RB:
Ser. A:
6.05%, 07/01/2010	1,000,000	1,021,680
6.30%, 07/01/2015	2,000,000	2,043,120
Ser. C, 6.35%, 07/01/2016	2,375,000	2,472,541
University of North Carolina at Chapel Hill RB, Ser. A:
5.375%, 12/01/2015	3,790,000	4,174,382
5.375%, 12/01/2016	3,995,000	4,400,173
University of North Carolina at Wilmington COP:
5.00%, 06/01/2031, (Insd. by FGIC)	2,050,000	2,165,641
5.25%, 06/01/2019, (Insd. by FGIC)	1,300,000	1,444,183
5.25%, 06/01/2021, (Insd. by FGIC)	1,700,000	1,882,597
5.25%, 06/01/2022, (Insd. by FGIC)	1,000,000	1,103,930
5.25%, 06/01/2023, (Insd. by FGIC)	1,115,000	1,229,912
5.25%, 06/01/2024, (Insd. by FGIC)	1,175,000	1,294,063
5.25%, 06/01/2025, (Insd. by FGIC)	1,240,000	1,362,438
5.25%, 06/01/2026, (Insd. by FGIC)	1,305,000	1,429,353
[1]

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
May 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
University of North Carolina Sys. Pool RB:
5.00%, 10/01/2008, (Insd. by AMBAC)	$1,250,000	$1,331,963
5.75%, 10/01/2013, (Insd. by AMBAC)	1,170,000	1,318,110
5.75%, 10/01/2014, (Insd. by AMBAC)	1,240,000	1,396,972
5.75%, 10/01/2015, (Insd. by AMBAC)	1,045,000	1,177,443
Ser. A:
5.375%, 04/01/2016, (Insd. by AMBAC)	1,155,000	1,289,199
5.375%, 04/01/2019, (Insd. by AMBAC)	1,100,000	1,224,806
5.375%, 04/01/2020, (Insd. by AMBAC)	1,155,000	1,279,763

		60,847,585

ELECTRIC REVENUE 9.0%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. RB:
Ser. A:
5.70%, 01/01/2013, (Insd. by MBIA)	5,000,000	5,299,250
6.50%, 01/01/2018	3,750,000	4,541,063
7.50%, 01/01/2010, (Insd. by Radian Group, Inc. & FSA)	1,845,000	2,173,761
Ser. B:
6.00%, 01/01/2022	5,415,000	6,412,930
7.00%, 01/01/2008	1,000,000	1,093,720
Ser. C, 6.00%, 01/01/2018, (Insd. by AMBAC)	7,100,000	8,555,642
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. RRB:
Ser. A, 5.625%, 01/01/2014, (Insd. by MBIA)	7,850,000	8,310,795
Ser. C, 7.00%, 01/01/2013, (Insd. by MBIA)	3,400,000	4,173,738
North Carolina Muni. Pwr. Agcy. RB, Catawba Nuclear Pwr. Proj.:
0.00%, 01/01/2009, (Insd. by MBIA) ¤	8,825,000	7,887,167
7.25%, 01/01/2007, (Insd. by AMBAC)	5,000,000	5,325,050
Ser. B, 6.375%, 01/01/2013	5,000,000	5,592,200

		59,365,316

GENERAL OBLIGATION - LOCAL 10.9%
Brunswick Cnty., NC GO, 5.00%, 05/01/2016, (Insd. by FGIC)	1,375,000	1,498,159
Buncombe Cnty., NC GO, 4.90%, 04/01/2014	1,030,000	1,066,719
Cabarrus Cnty., NC GO, 5.50%, 04/01/2015	1,500,000	1,657,965
Carteret Cnty., NC GO:
5.40%, 05/01/2013, (Insd. by MBIA)	1,300,000	1,355,653
5.40%, 05/01/2014, (Insd. by MBIA)	1,305,000	1,360,867
5.40%, 05/01/2015, (Insd. by MBIA)	1,400,000	1,459,934
Charlotte, NC GO:
5.25%, 02/01/2020	7,655,000	8,164,900
5.25%, 02/01/2021	6,790,000	7,242,282
5.40%, 06/01/2012	3,000,000	3,060,000
5.50%, 06/01/2014	1,000,000	1,129,660
5.50%, 06/01/2015	1,600,000	1,807,456
5.60%, 06/01/2025	4,490,000	5,092,872
Eden Cnty., NC GO:
5.75%, 06/01/2005, (Insd. by FSA)	835,000	835,000
5.75%, 06/01/2006, (Insd. by FSA)	825,000	847,654
5.75%, 06/01/2007, (Insd. by FSA)	815,000	857,657
Gaston Cnty., NC GO:
5.20%, 03/01/2016, (Insd. by AMBAC)	2,115,000	2,193,911
5.25%, 06/01/2018, (Insd. by AMBAC)	2,000,000	2,231,320
5.25%, 06/01/2019, (Insd. by AMBAC)	2,000,000	2,231,320
Greensboro, NC Enterprise Sys. GO, Ser. A:
5.00%, 06/01/2016	1,065,000	1,152,426
5.30%, 06/01/2015	1,000,000	1,020,000
High Point, NC GO, Pub. Impt., Ser. B, 5.50%, 06/01/2015	1,600,000	1,791,344
[2]

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
May 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Johnston Cnty., NC GO, 5.00%, 06/01/2014, (Insd. by FGIC)	$1,000,000	$1,101,800
Lee Cnty., NC GO:
5.00%, 04/01/2009, (Insd. by MBIA)	1,130,000	1,182,534
5.00%, 04/01/2010, (Insd. by MBIA)	1,725,000	1,813,389
5.00%, 04/01/2011, (Insd. by MBIA)	2,700,000	2,851,146
Mecklenburg Cnty., NC GO, Ser. B, 4.80%, 03/01/2009	4,405,000	4,535,124
Moore Cnty., NC GO:
4.90%, 06/01/2014, (Insd. by MBIA)	1,600,000	1,711,696
4.90%, 06/01/2015, (Insd. by MBIA)	1,175,000	1,252,021
Orange Cnty., NC GO:
5.25%, 02/01/2013	1,000,000	1,121,950
5.30%, 04/01/2015	1,115,000	1,236,568
Wake Cnty., NC GO:
4.60%, 03/01/2012	5,460,000	5,640,016
Ser. B, 5.25%, 02/01/2017	1,000,000	1,126,030

		71,629,373

GENERAL OBLIGATION - STATE 9.4%
Commonwealth of Puerto Rico GO, 6.25%, 07/01/2009, (Insd. by MBIA)	2,535,000	2,851,419
North Carolina GO:
Hwy. Impt., 5.00%, 05/01/2014	12,355,000	13,695,764
Pub. Impt., Ser. A, 5.25%, 03/01/2015	10,000,000	11,303,000
Pub. Sch. Bldg., 4.60%, 04/01/2012	4,000,000	4,247,200
Ser. A:
4.75%, 04/01/2014	11,035,000	11,720,825
5.00%, 03/01/2018	15,405,000	16,889,426
5.10%, 03/01/2008	1,000,000	1,042,680

		61,750,314

HOSPITAL 14.2%
Charlotte-Mecklenberg Hosp. Auth. North Carolina RB, Ser. A, 5.60%, 01/15/2009	1,000,000	1,035,290
Cumberland Cnty., NC Hosp. Facs. RB:
5.25%, 10/01/2010	1,310,000	1,407,438
5.25%, 10/01/2011	900,000	962,154
Escambia Cnty., FL Hlth. Facs. Auth. RB, Ascension Hlth., Ser. C, 5.75%, 11/15/2032	5,000,000	5,525,200
Iredell Cnty., NC Iredell Mem. Hosp. RB, 5.125%, 10/01/2013, (Insd. by AMBAC)	1,980,000	2,081,970
Klamath Falls, OR Intercommunity Hosp. Auth. RB, Merle West Med. Ctr. Proj.:
5.20%, 09/01/2009	150,000	155,655
5.50%, 09/01/2011	400,000	430,412
5.60%, 09/01/2012	550,000	597,657
5.80%, 09/01/2014	875,000	954,546
5.90%, 09/01/2015	825,000	902,005
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Univ. of Maryland Med. Ctr., 5.75%, 07/01/2021	5,000,000	5,388,400
North Carolina Med. Care Commission Hlth. Care Facs. RB:
5.00%, 01/01/2018, (Insd. by FGIC) #	1,900,000	2,060,987
5.00%, 01/01/2019, (Insd. by FGIC) #	1,385,000	1,495,454
5.00%, 01/01/2020, (Insd. by FGIC) #	1,380,000	1,486,633
North Carolina Med. Care Commission RB:
Betsy Johnson Proj., 5.375%, 10/01/2024, (Insd. by FSA)	2,000,000	2,221,580
Gaston Hlth. Care, 5.375%, 02/15/2011	2,630,000	2,776,202
Gaston Mem. Hosp. Proj.:
5.40%, 02/15/2011	2,000,000	2,068,760
5.50%, 02/15/2015	1,000,000	1,035,070
5.50%, 02/15/2019	1,000,000	1,033,210
[3]

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
May 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
North Carolina Med. Care Commission RB:
Grace Hosp., Inc.:
5.25%, 10/01/2013	$3,825,000	$3,943,537
6.50%, 10/01/2005	1,110,000	1,122,665
6.50%, 10/01/2006	1,180,000	1,230,681
Maria Parham Med. Ctr.:
5.50%, 10/01/2014, (Gtd. by Radian Group, Inc.)	1,355,000	1,506,895
5.50%, 10/01/2017, (Gtd. by Radian Group, Inc.)	1,590,000	1,749,238
5.50%, 10/01/2018, (Gtd. by Radian Group, Inc.)	685,000	752,582
Mission St. Joseph's Hlth. Sys.:
5.25%, 10/01/2013	1,960,000	2,151,982
5.25%, 10/01/2014	1,575,000	1,722,247
5.25%, 10/01/2015	2,210,000	2,403,574
Morehead Mem. Hosp.:
5.00%, 11/01/2020, (Insd. by FHA & FSA) #	7,270,000	7,847,747
5.00%, 11/01/2026, (Insd. by FHA & FSA) #	4,000,000	4,240,560
Rex Hosp. Proj., 4.625%, 06/01/2011, (Insd. by AMBAC)	1,355,000	1,422,059
Rowan Regl. Med. Proj.:
5.25%, 03/01/2016, (Insd. by FHA)	1,270,000	1,411,364
5.25%, 09/01/2016, (Insd. by FHA)	1,100,000	1,222,441
5.25%, 03/01/2017, (Insd. by FHA)	1,140,000	1,263,143
5.25%, 09/01/2017, (Insd. by FHA)	1,375,000	1,523,528
5.25%, 03/01/2018, (Insd. by FHA)	1,415,000	1,563,221
5.25%, 09/01/2018, (Insd. by FHA)	1,450,000	1,601,888
Southeastern Regl. Med. Ctr., 5.50%, 06/01/2015	2,365,000	2,588,256
Stanley Mem. Hosp. Proj., 5.375%, 10/01/2014, (Insd. by AMBAC)	5,000,000	5,245,250
Transylvania Cmnty. Hosp., Inc.:
5.00%, 10/01/2005	175,000	175,492
5.05%, 10/01/2006	185,000	186,828
5.15%, 10/01/2007	190,000	193,241
5.50%, 10/01/2012	1,130,000	1,154,860
5.75%, 10/01/2019	1,090,000	1,111,767
Wilson Mem. Hosp. Proj., 5.20%, 11/01/2010, (Insd. by AMBAC)	1,525,000	1,594,159
Pitt Cnty., NC RRB, Mem. Hosp. Proj.:
5.25%, 12/01/2021	1,250,000	1,296,175
5.30%, 12/01/2009	3,000,000	3,120,120
University of North Carolina at Chapel Hill Hosp. RB, Ser. A:
5.00%, 02/01/2009	520,000	550,030
5.00%, 02/01/2014	2,000,000	2,170,640
5.00%, 02/01/2015	1,940,000	2,105,016

		93,789,809

HOUSING 4.3%
Burlington, NC Hsg. Auth. RB, Burlington Homes, Ser. A, 6.00%, 08/01/2009	670,000	691,795
Charlotte, NC Hsg. Dev. Corp. RB, Vantage 78 Apts., 6.60%, 07/15/2021	1,235,000	1,236,803
Durham Cnty., NC MHRB, Ivy Commons Proj., 8.00%, 03/01/2029	2,750,000	2,192,163
North Carolina HFA RB:
Ser. 7-A, 5.55%, 01/01/2025	585,000	585,649
Ser. 8-A:
5.95%, 01/01/2027	1,325,000	1,363,756
6.00%, 07/01/2011	795,000	835,966
6.10%, 07/01/2013	925,000	964,063
Ser. 9-A:
5.60%, 07/01/2016	3,080,000	3,211,516
5.80%, 01/01/2020	4,980,000	5,212,915
5.875%, 07/01/2031	5,690,000	5,931,598
Ser. 14-A, 4.70%, 07/01/2013	1,555,000	1,604,822
[4]

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
May 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
North Carolina Hsg. Fin. Agency SFHRB:
Ser. W, 6.20%, 09/01/2009	$90,000	$90,329
Ser. EE, 5.90%, 09/01/2013	530,000	547,108
Ser. II, 6.20%, 03/01/2016	2,045,000	2,121,033
Ser. JJ, 6.15%, 03/01/2011	1,650,000	1,697,339
Raleigh, NC Hsg. Auth. MHRB, Ser. C, 7.00%, 11/01/2030 •  +	3,545,000	177,250

		28,464,105

INDUSTRIAL DEVELOPMENT REVENUE 4.8%
Allegheny Cnty., PA Redev. Auth. RB, Pittsburgh Mills Proj., 5.10%, 07/01/2014	2,030,000	2,117,452
Columbus Cnty., NC Indl. Facs. & Pollution Ctl. Fin. Auth. RB, Intl. Paper Co. Proj., Ser. A:
5.85%, 12/01/2020	3,000,000	3,121,830
6.15%, 04/01/2021	1,750,000	1,820,735
Georgetown Cnty., SC Env. Impt. RRB, Intl. Paper Co. Proj., Ser. A, 5.70%, 04/01/2014	2,500,000	2,751,350
Haywood Cnty., NC Indl. Facs. & PCRB, Champion Intl. Corp. Proj.:
6.00%, 03/01/2020	1,500,000	1,556,820
6.25%, 09/01/2025	2,750,000	2,815,863
Ser. A, 5.75%, 12/01/2025	2,150,000	2,181,218
Northampton Cnty., NC Indl. Facs. & PCRB, Intl. Paper Co. Proj., Ser. A, 6.20%, 02/01/2025, (LOC: JPMorgan Chase & Co.)	1,000,000	1,066,820
Pennsylvania EDFA RB, Colver Proj., Ser. D, 7.15%, 12/01/2018	5,000,000	5,202,500
Wake Cnty., NC Indl. Facs. & PCRRB, Carolina Pwr. & Light Co. Proj., 5.375%, 02/01/2017	8,130,000	8,776,010

		31,410,598

LEASE 16.8%
Buncombe Cnty., NC COP:
5.25%, 10/01/2018, (Insd. by AMBAC)	840,000	922,480
5.25%, 10/01/2020, (Insd. by AMBAC)	790,000	864,039
Cabarrus Cnty., NC COP, Installment Fin. Contract:
5.25%, 02/01/2016	2,040,000	2,259,504
5.25%, 02/01/2017	2,040,000	2,248,916
5.25%, 02/01/2018	2,040,000	2,247,407
Catawba Cnty., NC COP:
5.25%, 06/01/2019, (Insd. by MBIA)	1,950,000	2,174,815
5.25%, 06/01/2021, (Insd. by MBIA)	1,950,000	2,167,971
Cmnty. College Proj.:
5.25%, 06/01/2023, (Insd. by MBIA)	1,800,000	1,970,082
5.25%, 06/01/2024, (Insd. by MBIA)	1,000,000	1,092,910
Charlotte, NC COP:
Convention Facs. Proj., Ser. A:
5.50%, 08/01/2015	9,335,000	10,569,554
5.50%, 08/01/2017	10,390,000	11,688,230
5.50%, 08/01/2018	5,800,000	6,507,310
Govt. Facs. Proj., Ser. G, 5.375%, 06/01/2026	2,500,000	2,731,575
Davidson Cnty., NC COP, 5.25%, 06/01/2021	1,115,000	1,224,783
Durham, NC COP:
5.00%, 05/01/2007	1,000,000	1,038,800
5.00%, 04/01/2011	1,640,000	1,789,043
5.00%, 05/01/2014	1,500,000	1,603,095
5.25%, 04/01/2013	1,270,000	1,408,011
5.25%, 04/01/2015	1,020,000	1,120,592
New Durham Corp.:
Ser. A, 5.25%, 12/01/2010	1,160,000	1,255,352
Ser. B, 5.25%, 12/01/2011	1,485,000	1,651,142
Gaston Cnty., NC COP, Pub. Facs. Proj., 5.10%, 12/01/2010, (Insd. by MBIA)	1,105,000	1,160,338
Harnett Cnty., NC COP, 5.375%, 12/01/2017, (Insd. by FSA)	1,875,000	2,095,912
[5]

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
May 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE continued
Henderson Cnty., NC COP:
Henderson Cnty. Proj., Ser. A, 5.25%, 05/01/2017	$1,430,000	$1,601,200
Henderson Cnty. Sch. Proj., 5.00%, 03/01/2015, (Insd. by AMBAC)	1,630,000	1,763,758
New Hanover Cnty., NC COP:
New Hanover Cnty. Proj.:
4.80%, 12/01/2009, (Insd. by MBIA)	1,195,000	1,264,179
4.90%, 12/01/2010, (Insd. by MBIA)	1,250,000	1,326,350
5.00%, 12/01/2011, (Insd. by MBIA)	1,315,000	1,399,765
5.25%, 12/01/2017, (Insd. by AMBAC)	2,000,000	2,209,640
5.25%, 12/01/2018, (Insd. by AMBAC)	1,640,000	1,809,904
Pub. Impt., 5.75%, 11/01/2013, (Insd. by AMBAC)	3,000,000	3,428,370
North Carolina COP, Wildlife Resource Commission, Ser. A, 5.25%, 06/01/2018	4,375,000	4,749,369
Pitt Cnty., NC Pub. Facs. COP, Ser. A, 5.55%, 04/01/2012, (Insd. by MBIA)	1,000,000	1,066,280
Puerto Rico Pub. Fin. Corp. RB, Cmnwlth. Appropriation, Ser. A:
5.25%, 08/01/2029	9,340,000	10,374,872
5.25%, 08/01/2030	10,000,000	11,108,000
San Diego Cnty., CA COP, Dev. Svcs. Foundation, 5.50%, 09/01/2017	2,250,000	2,389,140
Winston-Salem, NC COP:
Ser. A:
5.00%, 06/01/2013	1,050,000	1,152,543
5.00%, 06/01/2015	1,250,000	1,355,388
Ser. C, 5.25%, 06/01/2015	1,980,000	2,163,031

		110,953,650

MISCELLANEOUS REVENUE 2.3%
Cumberland Cnty., NC Fin. Corp. Installment Payment RRB, Detention Ctr. & Mental Hlth. Facs., 5.625%, 06/01/2020	2,030,000	2,208,173
Henderson, NC Enterprise Sys. RB, 5.25%, 05/01/2018, (Insd. by AMBAC)	2,025,000	2,224,442
Puerto Rico Pub. Bldgs. Auth. RB, Govt. Facs., Ser. 1, 5.50%, 07/01/2023	5,000,000	5,530,200
Virgin Islands Pub. Fin. Auth. RRB, Ser. A, 5.40%, 10/01/2012	5,000,000	5,287,250

		15,250,065

PRE-REFUNDED 4.5%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. RB, Ser. A, 5.00%, 01/01/2021	5,000,000	5,625,000
North Carolina Muni. Pwr. Agcy. RB, Catawba Nuclear Pwr. Proj., 5.50%, 01/01/2013	13,125,000	14,817,469
Puerto Rico Cmnwlth. Pub. Impt. RB, 5.75%, 07/01/2026	8,000,000	8,953,760
University of North Carolina Sys. Pool RB:
5.00%, 10/01/2008, (Insd. by AMBAC)	50,000	53,246
5.75%, 10/01/2013, (Insd. by AMBAC)	85,000	96,622
5.75%, 10/01/2014, (Insd. by AMBAC)	90,000	102,306
5.75%, 10/01/2015, (Insd. by AMBAC)	80,000	90,938

		29,739,341

PUBLIC FACILITIES 1.9%
Charlotte, NC COP, Pub. Safety Facs. Proj.:
Ser. B, 5.50%, 12/01/2020	3,695,000	4,167,480
Ser. D:
5.50%, 06/01/2020	1,090,000	1,220,887
5.50%, 06/01/2025	3,000,000	3,360,240
Forsyth Cnty., NC COP, Pub. Facs. & Equip. Proj., 5.125%, 10/01/2017	2,000,000	2,232,960
Iredell Cnty., NC COP, Pub. Facs. Proj., 5.25%, 10/01/2019, (Insd. by AMBAC)	1,495,000	1,635,111

		12,616,678

[6]

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
May 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION 1.3%
Puerto Rico Hwy. & Trans. Auth. RB:
Ser. A, 5.00%, 07/01/2035, (Insd. by AMBAC)	$5,000	$5,441
Ser. J, 5.00%, 07/01/2020, (Insd. by FGIC)	2,250,000	2,455,695
Ser. Y, 5.50%, 07/01/2036, (Insd. by MBIA)	5,650,000	6,460,832

		8,921,968

UTILITY 1.6%
Concord, NC Util. Sys. RRB, Ser. B, 5.00%, 12/01/2017, (Insd. by MBIA)	2,375,000	2,524,554
Greensboro, NC Enterprise Sys. RB, Ser. A:
5.375%, 06/01/2019	6,650,000	6,783,000
6.50%, 06/01/2006	1,465,000	1,494,300

		10,801,854

WATER & SEWER 2.8%
Broad River, NC Wtr. Auth. Wtr. Sys. RB, 5.75%, 06/01/2018, (Insd. by MBIA)	1,410,000	1,576,549
Charlotte, NC Storm Wtr. RRB, 5.25%, 06/01/2016	1,525,000	1,695,358
Charlotte, NC Wtr. & Swr. Sys. RB:
5.00%, 06/01/2008	1,340,000	1,420,413
5.125%, 06/01/2013	2,000,000	2,207,620
Texas Wtr. Dev. Board RB, Ser. A, 5.75%, 07/15/2016	3,275,000	3,368,403
Virgin Islands Pub. Fin. Auth. RB, 5.25%, 10/01/2022	1,515,000	1,631,837
Winston-Salem, NC Wtr. & Swr. Sys. RB:
4.80%, 06/01/2013	2,745,000	2,919,582
4.875%, 06/01/2014	3,350,000	3,570,229

		18,389,991

Total Municipal Obligations (cost $618,821,885)		648,768,427

	Shares	Value

SHORT-TERM INVESTMENTS 3.1%
MUTUAL FUND SHARES 3.1%
Evergreen Institutional Municipal Money Market Fund ø ## (cost $20,345,255)	20,345,255	20,345,255

Total Investments (cost $639,167,140) 101.4%		669,113,682
Other Assets and Liabilities (1.4%)		(9,073,188)

Net Assets 100.0%		$660,040,494

¤	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
#	When-issued or delayed delivery security
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
	Security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.
+	Security is deemed illiquid and is valued using market quotations when readily available.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
[7]

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
May 31, 2005 (unaudited)

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total investments by geographic location as of May 31, 2005:

North Carolina	82.8%
Puerto Rico	7.1%
South Carolina	1.9%
Pennsylvania	1.1%
Virgin Islands	1.0%
Florida	0.8%
Maryland	0.8%
Texas	0.5%
Oregon	0.5%
California	0.4%
Non-state specific	3.1%

100.0%

On May 31, 2005, the aggregate cost of securities for federal income tax purposes was $639,168,693. The gross unrealized appreciation and depreciation on securities based on tax cost was $34,271,197 and $4,326,208, respectively, with a net unrealized appreciation of $29,944,989.

[8]

EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS
May 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.8%
AIRPORT 1.3%
Horry Cnty., SC Arpt. RB, Ser. A, 5.60%, 07/01/2017	$300,000	$317,376
Metropolitan Washington, DC Arpt. Auth. RB, Ser. A, 5.75%, 10/01/2017	4,000,000	4,467,800

		4,785,176

COMMUNITY DEVELOPMENT DISTRICT 0.2%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	750,000	782,918

CONTINUING CARE RETIREMENT COMMUNITY 0.6%
Fulton Cnty., GA Residential Care Facs. RB, RHA Assisted Living, Sr. Lien, Ser. A, 6.90%, 07/01/2019	930,000	921,677
Lebanon Cnty., PA Hlth. Facs. Auth. RB, Pleasant View Retirement, Ser. A, 5.00%, 12/15/2014 #	1,130,000	1,162,103

		2,083,780

EDUCATION 13.6%
Citadel Military College South Carolina RB, 5.125%, 04/01/2017, (Insd. by AMBAC)	1,245,000	1,292,858
Clemson Univ. South Carolina RB:
6.00%, 05/01/2012, (Insd. by AMBAC)	540,000	600,480
6.00%, 05/01/2013, (Insd. by AMBAC)	2,785,000	3,096,920
Columbia, SC Parking Facs. RRB, 5.875%, 12/01/2013, (Insd. by AMBAC)	2,000,000	2,044,880
Fairfield Cnty., SC Sch. Dist. COP, Fairfield Primary Geiger & Kelly Miller Proj., 5.50%, 03/01/2007	520,000	533,244
Greenville Cnty., SC Sch. Dist. Installment Purchase RB, Building Equity Sooner for Tomorrow:
5.25%, 12/01/2021	1,000,000	1,081,840
5.875%, 12/01/2015	1,000,000	1,135,760
5.875%, 12/01/2016	9,000,000	10,577,430
5.875%, 12/01/2017	2,000,000	2,350,540
5.875%, 12/01/2018	1,000,000	1,175,270
6.00%, 12/01/2020	5,000,000	5,917,500
6.00%, 12/01/2021	1,000,000	1,147,120
Lancaster, SC Edl. Assistance Program, Inc. RB, Lancaster Cnty. Sch. Dist. Proj., 5.00%, 12/01/2026	6,000,000	6,145,920
Richland Cnty., SC Edl. Facs. RB, Benedict College Proj., 6.25%, 07/01/2014	1,190,000	1,336,072
Richland Cnty., SC Sch. Dist. No. 1 GO, 5.75%, 03/01/2015, (Insd. by FSA)	2,200,000	2,434,036
University of South Carolina Athletic Facs. RB:
5.50%, 05/01/2018, (Insd. by AMBAC)	1,300,000	1,450,007
5.50%, 05/01/2020, (Insd. by AMBAC)	1,425,000	1,572,901
University of South Carolina RB:
5.60%, 06/01/2017, (Insd. by AMBAC)	1,015,000	1,072,774
5.70%, 06/01/2020, (Insd. by MBIA)	3,465,000	3,588,735
Ser. A:
5.50%, 06/01/2014	575,000	633,179
5.50%, 06/01/2015	605,000	662,965

		49,850,431

ELECTRIC REVENUE 7.7%
Louisa, VA IDA Solid Wst. & Swr. Disposal RB, Virginia Elec. & Pwr. Co. Proj., Ser. A, 2.35%, 09/01/2030	5,000,000	4,898,300
South Carolina Pub. Svcs. Auth. RB, Ser. A:
5.75%, 01/01/2014, (Insd. by MBIA)	2,500,000	2,784,525
5.75%, 01/01/2015, (Insd. by MBIA)	2,000,000	2,223,100
South Carolina Pub. Svcs. Auth. RRB:
Ser. A:
5.00%, 01/01/2014, (Insd. by MBIA)	1,000,000	1,055,780
5.50%, 01/01/2014, (Insd. by FSA)	4,095,000	4,634,025
5.50%, 01/01/2018, (Insd. by FSA)	1,615,000	1,817,844
5.50%, 01/01/2019, (Insd. by FSA)	4,185,000	4,710,636
Ser. B:
5.70%, 01/01/2008, (Insd. by FGIC)	1,000,000	1,036,020
5.875%, 01/01/2013, (Insd. by FGIC)	3,745,000	3,883,640
6.50%, 01/01/2006, (Insd. by FGIC)	1,250,000	1,276,312

		28,320,182

[1]

EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
May 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL 19.7%
Anderson Cnty., SC Sch. Dist. No. 2 GO, Ser. B:
6.00%, 03/01/2014	$1,200,000	$1,360,008
6.00%, 03/01/2016	1,325,000	1,493,606
Beaufort Cnty., SC GO:
5.00%, 02/01/2013, (Insd. by FGIC)	1,300,000	1,392,196
5.00%, 02/01/2014, (Insd. by FGIC)	1,000,000	1,070,920
5.25%, 02/01/2017, (Insd. by FGIC)	1,160,000	1,246,501
Beaufort Cnty., SC Sch. Dist. GO, Ser. A, 5.00%, 03/01/2015	1,600,000	1,751,840
Berkeley Cnty., SC Sch. Dist. GO:
5.375%, 04/01/2014, (Insd. by South Carolina State Department of Education)	2,200,000	2,386,296
5.375%, 04/01/2015, (Insd. by South Carolina State Department of Education)	3,010,000	3,264,887
5.375%, 04/01/2016, (Insd. by South Carolina State Department of Education)	4,500,000	4,881,060
5.375%, 04/01/2017, (Insd. by South Carolina State Department of Education)	5,000,000	5,423,400
5.375%, 04/01/2018, (Insd. by South Carolina State Department of Education)	3,705,000	4,018,739
5.375%, 04/01/2019, (Insd. by South Carolina State Department of Education)	2,500,000	2,711,700
5.50%, 01/15/2014, (Insd. by FSA)	1,570,000	1,779,909
5.50%, 01/15/2016, (Insd. by FSA)	1,100,000	1,233,166
5.50%, 01/15/2018, (Insd. by FSA)	9,715,000	10,865,159
Berkeley Sch. Facs. Group, Inc., 5.15%, 02/01/2008, (Insd. by MBIA)	2,270,000	2,323,686
Georgetown Cnty., SC Sch. Dist. GO, 5.75%, 03/01/2013	2,000,000	2,268,060
Greenville Cnty., SC GO, Library Proj.:
5.35%, 04/01/2019	980,000	1,089,005
5.40%, 04/01/2021	1,120,000	1,247,075
5.50%, 04/01/2025	2,700,000	3,018,384
Horry Cnty., SC GO, 5.125%, 03/01/2017	1,160,000	1,236,363
Kershaw Cnty., SC Sch. Dist. GO, 5.50%, 02/01/2011	1,000,000	1,099,560
Laurens Cnty., SC Sch. Dist. No. 55 GO, 5.50%, 03/01/2016, (Insd. by FGIC)	1,025,000	1,129,253
Oconee Cnty., SC Sch. Dist. GO:
5.00%, 09/01/2010, (Insd. by MBIA)	1,000,000	1,025,350
5.10%, 09/01/2011, (Insd. by MBIA)	1,155,000	1,184,556
5.10%, 09/01/2012, (Insd. by MBIA)	1,090,000	1,117,893
5.10%, 09/01/2013, (Insd. by MBIA)	275,000	282,037
Orangeburg Cnty., SC Sch. Dist. No. 5 GO:
5.25%, 03/01/2017, (Insd. by South Carolina State Department of Education)	1,665,000	1,796,702
5.75%, 03/01/2014, (Insd. by FSA)	500,000	572,255
Richland Cnty., SC Sch. Dist. No. 1 GO:
5.00%, 03/01/2016	975,000	1,012,801
5.75%, 03/01/2016	1,000,000	1,106,380
5.75%, 03/01/2017	2,160,000	2,387,772
Spartanburg Cnty., SC GO:
5.375%, 04/01/2019	1,000,000	1,095,790
5.375%, 04/01/2020	1,005,000	1,089,249
Spartanburg Cnty., SC Sch. Dist. No. 5 GO, 5.25%, 05/01/2011	1,000,000	1,102,260

		72,063,818

GENERAL OBLIGATION - STATE 1.2%
Puerto Rico Cmnwlth. GO, 5.65%, 07/01/2015, (Insd. by MBIA)	1,000,000	1,169,230
Puerto Rico Pub. Fin. Corp. GO, Ser. A, 5.50%, 08/01/2019, (Insd. by MBIA)	3,000,000	3,382,710

		4,551,940

HOSPITAL 12.3%
Coffee Cnty., GA Hosp. Auth. RRB, Coffee Regl. Med. Ctr. Proj., 5.25%, 12/01/2022	1,000,000	1,055,790
Greenville, SC Hosp. Sys. Facs. RRB:
Ser. A:
5.25%, 05/01/2017	2,000,000	2,064,640
5.75%, 05/01/2014	1,000,000	1,040,270
Ser. B, 5.60%, 05/01/2010	1,115,000	1,158,407
[2]

EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
May 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Greenwood Cnty., SC Hosp. Facs. RB, Self Mem. Hosp., 5.50%, 10/01/2021	$2,260,000	$2,403,668
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. Hosp. RRB:
5.50%, 05/01/2024	2,085,000	2,231,930
5.50%, 05/01/2032	4,250,000	4,507,890
6.00%, 11/01/2018	6,650,000	7,466,952
Loris, SC Cmnty. Hosp. RRB:
Ser. A, 5.50%, 01/01/2016	1,000,000	1,019,180
Ser. B, 5.625%, 01/01/2020	1,000,000	1,023,720
Medical Univ. of South Carolina, Hosp. Auth. RRB, Hosp. Facs., Ser. A:
5.25%, 08/15/2021, (Insd. by FHA & MBIA)	2,000,000	2,190,820
5.25%, 02/15/2024	2,915,000	3,174,377
5.25%, 08/15/2024	2,915,000	3,174,377
South Carolina Jobs EDA Hosp. Facs. RB:
Anderson Area Med. Ctr.:
5.25%, 02/01/2015, (Insd. by MBIA)	1,500,000	1,549,320
5.50%, 02/01/2011, (Insd. by FSA)	265,000	287,960
5.625%, 02/01/2010, (Insd. by FSA)	1,050,000	1,146,925
Georgetown Mem. Hosp., 6.00%, 11/01/2014	1,600,000	1,782,512
Oconee Mem. Hosp., Inc., 6.15%, 03/01/2016	200,000	204,478
Spartanburg Cnty., SC Hlth. Svcs. Dist. RRB:
5.00%, 04/15/2011, (Insd. by AMBAC)	2,595,000	2,651,026
5.50%, 04/15/2015, (Insd. by AMBAC)	3,000,000	3,065,370
5.50%, 04/15/2015, (Insd. by FSA)	1,035,000	1,145,704
5.50%, 04/15/2017, (Insd. by FSA)	500,000	550,645

		44,895,961

HOUSING 1.7%
Rock Hill, SC Hsg. Dev. Corp. MHRRB, 7.50%, 07/01/2010	80,000	80,205
South Carolina Hsg. Auth. RRB, Homeownership Mtge. Purchase, Ser. A, 6.15%, 07/01/2008	1,085,000	1,108,762
South Carolina Hsg. Fin. & Dev. Auth. MHRRB:
Heritage Ct. Apts., Ser. A:
5.85%, 07/01/2010	605,000	610,336
6.15%, 07/01/2025, (Insd. by FHA)	595,000	598,451
Runaway Bay Apts. Proj., Ser. A, 6.125%, 12/01/2015	300,000	308,541
Ser. A:
5.95%, 07/01/2029, (Insd. by FHA)	325,000	337,405
6.35%, 07/01/2025, (Insd. by FHA)	280,000	282,643
6.55%, 07/01/2015	45,000	45,946
Ser. B-1, 5.75%, 07/01/2015, (Insd. by FSA)	1,625,000	1,652,804
South Carolina Hsg. Fin. & Dev. Auth. SFHRRB, 5.50%, 07/01/2025	1,000,000	1,117,950

		6,143,043

INDUSTRIAL DEVELOPMENT REVENUE 3.2%
Berkeley Cnty., SC PCRRB, South Carolina Generating Co. Proj., 4.875%, 10/01/2014	2,000,000	2,135,100
Darlington Cnty., SC IDRB, Sonoco Products Co. Proj., 6.00%, 04/01/2026	750,000	775,192
Richland Cnty., SC Env. RRB, International Paper Co. Proj., Ser. A, 6.10%, 04/01/2023	325,000	350,448
South Carolina Jobs EDA IDRB, Plast-Line, Inc. Proj.:
5.50%, 07/01/2006, (LOC: KeyCorp)	220,000	220,363
5.70%, 07/01/2009, (LOC: KeyCorp)	200,000	200,310
5.80%, 07/01/2010, (LOC: KeyCorp)	190,000	190,287
5.90%, 07/01/2011, (LOC: KeyCorp)	230,000	230,340
6.25%, 07/01/2017, (LOC: KeyCorp)	400,000	400,508
Texas Alliance Arpt. Auth., Inc. Spl. Facs. RB, FedEx Proj., 6.375%, 04/01/2021	3,000,000	3,137,640
York Cnty., SC PCRB, SAVRS, Ser. B3, 3.10%, 09/15/2024	4,000,000	4,000,000

		11,640,188

[3]

EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
May 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE 1.0%
Laurens Cnty., SC RB, Sch. Dist. No. 55, 5.25%, 12/01/2030 #	$3,500,000	$3,625,790

PRE-REFUNDED 6.6%
Calhoun Cnty., SC Solid Wst. Disposal Facs. RB, Eastman Kodak Co. Proj., 6.75%, 05/01/2017	400,000	503,008
Charleston Cnty., SC GO, 5.50%, 06/01/2014	1,250,000	1,282,587
Columbia, SC Wtrwrks. & Swr. Sys. RB:
6.00%, 02/01/2014	2,000,000	2,253,520
6.00%, 02/01/2015	1,960,000	2,208,450
Georgetown Cnty., SC Wtr. & Swr. Dist. RRB, Impt. Jr. Lien, 6.50%, 06/01/2017	200,000	204,000
Greenville, SC Mem. Auditorium Dist. GO, Bi-Lo Ctr. Proj., 5.75%, 04/01/2018, (Insd. by AMBAC)	400,000	417,416
Lexington, SC Wtr. & Swr. RB, 5.50%, 04/01/2029, (Insd. by MBIA)	2,000,000	2,194,060
Medical Univ. of South Carolina, Hosp. Auth. RRB, Hosp. Facs., Ser. A:
6.25%, 08/15/2022	6,500,000	7,713,485
6.375%, 08/15/2027	1,500,000	1,791,975
Piedmont, SC Muni. Pwr. Agcy. RRB:
5.50%, 01/01/2013, (Insd. by MBIA)	695,000	793,815
5.60%, 01/01/2009, (Insd. by MBIA)	1,695,000	1,844,821
6.25%, 01/01/2009, (Insd. by MBIA)	1,150,000	1,276,880
6.75%, 01/01/2019, (Insd. by FGIC)	500,000	644,673
Ser. A, 6.50%, 01/01/2014, (Insd. by FGIC)	290,000	353,290
Richland Cnty., SC Hosp. Facs. RB, 7.10%, 07/01/2005, (Insd. by FSA)	675,000	677,396

		24,159,376

PUBLIC FACILITIES 3.2%
Charleston Cnty., SC COP, Refunding Charleston Pub. Facs. Corp.:
5.50%, 12/01/2015, (Insd. by MBIA)	5,500,000	5,555,000
6.00%, 12/01/2009, (Insd. by MBIA)	3,495,000	3,914,085
Puerto Rico Pub. Bldgs. Auth. RB, Ser. B, 5.25%, 07/01/2021, (Insd. by FSA)	2,000,000	2,125,920

		11,595,005

RESOURCE RECOVERY 2.4%
Bucks Cnty., PA IDA RB, Wst. Mgmt., Inc. Proj., 4.90%, 12/01/2022	3,000,000	3,064,050
Charleston Cnty., SC Resource Recovery RRB, Foster Wheeler Charleston:
5.15%, 01/01/2009, (Insd. by AMBAC)	3,000,000	3,195,450
5.25%, 01/01/2010, (Insd. by AMBAC)	1,500,000	1,620,780
Cobb Cnty., GA Dev. Auth. Solid Wst. Disposal RB, Georgia Wst. Mgmt. Proj., Ser. A, FRN, 3.65%, 04/01/2033	1,000,000	998,010

		8,878,290

SPECIAL TAX 1.3%
Greenville, SC Tax Increment RB, 5.50%, 04/01/2018, (Insd. by MBIA)	1,000,000	1,121,380
Horry Cnty., SC Hosp. Fee Spl. Obl. RB:
4.75%, 04/01/2007	585,000	602,263
6.00%, 04/01/2014	500,000	553,925
6.00%, 04/01/2015	1,000,000	1,102,720
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A, 5.50%, 10/01/2018	1,500,000	1,571,595

		4,951,883

STUDENT LOAN 0.3%
South Carolina Edl. Assistance Auth. RRB, Gtd. Student Loans Sub. Lien:
Ser. B, 5.70%, 09/01/2005	1,000,000	1,006,990
Ser. C, 5.875%, 09/01/2007	250,000	253,758

		1,260,748

TOBACCO REVENUE 2.6%
South Carolina Tobacco Settlement Revenue Mgmt. Auth. RB, Ser. B, 6.00%, 05/15/2022	9,165,000	9,384,135

[4]

EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
May 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION 4.0%
Jacksonville, FL Economic Dev. Cmnty. IDRB, Metro. Parking Solutions Proj., 5.75%, 10/01/2024, (Insd. by ACA)	$2,000,000	$2,189,060
South Carolina Trans. Infrastructure Bank RB, Ser. A:
5.00%, 10/01/2007, (Insd. by MBIA)	1,040,000	1,089,369
5.00%, 10/01/2012, (Insd. by MBIA)	1,000,000	1,067,070
5.375%, 10/01/2018, (Insd. by MBIA)	5,000,000	5,458,900
5.50%, 10/01/2013, (Insd. by MBIA)	1,000,000	1,107,900
5.50%, 10/01/2019, (Insd. by AMBAC)	3,440,000	3,819,363

		14,731,662

UTILITY 2.8%
Camden, SC Pub. Util. RRB, 5.50%, 03/01/2022, (Insd. by MBIA)	1,000,000	1,063,020
Greer, SC Combined Util. Sys. RB, 4.75%, 09/01/2011, (Insd. by AMBAC)	1,125,000	1,184,906
Hilton Head, SC Pub. Service Dist. No. 1 RRB:
5.50%, 08/01/2015, (Insd. by MBIA)	2,000,000	2,047,880
5.50%, 08/01/2020, (Insd. by MBIA)	4,000,000	4,097,520
Rock Hill, SC Util. Sys. RRB, Ser. C, 5.00%, 01/01/2007, (Insd. by FSA)	1,745,000	1,802,358

		10,195,684

WATER & SEWER 14.1%
Anderson Cnty., SC Joint Muni. Wtr. Sys. RB:
5.50%, 07/15/2015, (Insd. by FSA)	1,610,000	1,804,906
5.50%, 07/15/2016, (Insd. by FSA)	1,695,000	1,900,197
Charleston, SC Wtrwrks. & Swr. RRB:
5.00%, 01/01/2009	1,500,000	1,602,225
5.125%, 01/01/2010	3,700,000	4,021,049
Columbia, SC Wtrwrks. & Swr. Sys. RRB:
5.50%, 02/01/2009	500,000	542,840
5.70%, 02/01/2010	3,970,000	4,417,816
Florence, SC Wtr. & Swr. RB, 7.50%, 03/01/2014, (Insd. by AMBAC)	695,000	829,580
Florence, SC Wtr. & Swr. RRB, 5.20%, 03/01/2007, (Insd. by AMBAC)	1,600,000	1,603,088
Grand Strand, SC Wtr. & Swr. Auth. RRB:
5.375%, 06/01/2018, (Insd. by FSA)	4,335,000	4,807,385
6.375%, 06/01/2012, (Insd. by MBIA)	4,555,000	5,217,798
Greenville, SC Swr. Sys. RB, 5.50%, 04/01/2019, (Insd. by MBIA)	1,080,000	1,203,271
Greenville, SC Wtrwrks. RB, 5.50%, 02/01/2022	2,000,000	2,122,720
Lexington, SC Wtr. & Swr. RRB, Ser. A, 5.75%, 04/01/2020, (Insd. by MBIA)	500,000	555,715
Maury Cnty., TN Indl. Dev. Board Swr. Disposal Facs. RB, Saturn Corp Proj., FRN, 5.17%, 09/01/2027	1,500,000	1,500,000
North Charleston, SC Swr. Dist. RRB:
5.50%, 07/01/2016, (Insd. by FSA)	2,785,000	3,142,232
Ser. A, 6.375%, 07/01/2012, (Insd. by MBIA)	3,750,000	4,305,937
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. RRB, 5.25%, 07/01/2009	1,250,000	1,310,750
Western Carolina Regl. Swr. Auth. South Carolina RRB:
5.00%, 03/01/2025, (Insd. by FSA) ##	5,055,000	5,425,734
5.375%, 03/01/2018, (Insd. by FSA)	3,040,000	3,387,989
5.50%, 03/01/2010, (Insd. by FGIC)	1,975,000	2,141,236

		51,842,468

Total Municipal Obligations (cost $341,636,618)		365,742,478

[5]

EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
May 31, 2005 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 0.3%
MUTUAL FUND SHARES 0.3%
Evergreen Institutional Municipal Money Market Fund ø (cost $996,148)	996,148	$996,148

Total Investments (cost $342,632,766) 100.1%		366,738,626
Other Assets and Liabilities (0.1%)		(411,513)

Net Assets 100.0%		$366,327,113

#	When-issued or delayed delivery security
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond
SAVRS	Select Auction Variable Rate Securities
SFHRRB	Single Family Housing Refunding Revenue bond

The following table shows the percent of total investments by geographic location as of May 31, 2005:

South Carolina	90.5%
Puerto Rico	1.8%
Virginia	1.3%
District of Columbia	1.2%
Pennsylvania	1.2%
Texas	0.9%
Georgia	0.8%
Virgin Islands	0.8%
Florida	0.6%
Tennessee	0.4%
Maryland	0.2%
Non-state specific	0.3%

100.0%

On May 31, 2005, the aggregate cost of securities for federal income tax purposes was $342,828,211. The gross unrealized appreciation and depreciation on securities based on tax cost was $23,928,335 and $17,920, respectively, with a net unrealized appreciation of $23,910,415.

[6]

EVERGREEN VIRGINIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS
May 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.1%
AIRPORT 3.7%
Metropolitan Washington, DC Arpt. Auth. RB, Ser. A:
5.50%, 10/01/2012	$750,000	$833,940
5.75%, 10/01/2017	1,860,000	2,077,527
5.75%, 10/01/2018	6,680,000	7,461,226

		10,372,693

COMMUNITY DEVELOPMENT DISTRICT 2.8%
Dulles, VA CDA Spl. Assmt. RB, Dulles Town Ctr. Proj., 6.25%, 04/01/2026	6,275,000	6,479,314
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA:
6.25%, 07/01/2010	820,000	844,887
6.625%, 07/01/2025	500,000	521,945

		7,846,146

CONTINUING CARE RETIREMENT COMMUNITY 2.9%
Albemarle Cnty., VA IDA Residential Care Facs. RB, Our Lady of Peace, Inc.:
6.45%, 07/01/2015	100,000	102,111
6.625%, 07/01/2021	185,000	188,907
Chesterfield Cnty., VA Hlth. Ctr. Cmnty. Mtge. RB, Lucy Nursing Home Proj., 5.875%, 12/01/2021,
(Insd. by GNMA)	500,000	524,740
Fulton Cnty., GA Residential Care Facs. RB, RHA Assisted Living, Sr. Lien, Ser. A, 6.90%, 07/01/2019	935,000	926,632
Loudoun Cnty., VA IDA Residential Care Facs. RRB, Falcons Landing Proj., Ser. B, 5.00%, 08/01/2028	5,000,000	5,042,100
Winchester, VA IDA RB, Westminster Canterbury Residential Care Facs., Ser. A:
4.75%, 01/01/2017 #	700,000	698,124
4.75%, 01/01/2018 #	700,000	694,736

		8,177,350

EDUCATION 3.3%
Richmond, VA IDA Student Hsg. RB, Univ. Real Estate Foundation, 5.45%, 01/01/2021	1,750,000	1,884,470
Virginia College Bldg. Auth. Edl. Facs. RB, 21st Century College & Equipment Program, 5.25%, 02/01/2017	3,920,000	4,307,453
Virginia Pub. Sch. Auth. RB, Ser. A:
5.00%, 08/01/2013	1,250,000	1,374,200
5.125%, 08/01/2011	1,370,000	1,507,068

		9,073,191

GENERAL OBLIGATION - LOCAL 6.6%
Fairfax Cnty., VA GO, Pub. Impt., Ser. A:
4.50%, 06/01/2010	650,000	680,842
5.125%, 06/01/2014	1,170,000	1,260,921
5.25%, 06/01/2018	2,110,000	2,274,960
Hopewell, VA GO, Pub. Impt., Ser. A, 5.00%, 07/15/2009	1,700,000	1,754,995
King George Cnty., VA IDA Lease GO, King George Cnty. Sch. Proj., 6.40%, 08/01/2016	700,000	726,691
Lunenburg Cnty., VA GO, Ser. B, 5.50%, 02/01/2019, (Insd. by MBIA)	750,000	844,485
Manassas, VA GO, Ser. A, 5.00%, 01/01/2012	1,000,000	1,067,340
Norfolk, VA Pre-Refunded GO, Capital Impt., 5.00%, 07/01/2010	710,000	757,762
Portsmouth, VA GO, Refunding & Pub. Impt., Ser. A, 5.50%, 06/01/2018, (Insd. by FGIC)	415,000	441,854
Richmond, VA GO:
5.50%, 01/15/2014, (Insd. by FSA)	2,000,000	2,251,300
5.50%, 01/15/2017, (Insd. by FSA)	500,000	555,215
Stafford Cnty., VA GO, Refunding, 5.50%, 01/01/2017	1,100,000	1,223,541
Staunton, VA GO, 6.25%, 02/01/2034, (Insd. by AMBAC)	2,330,000	2,789,686
Virginia Beach, VA GO, 5.40%, 07/15/2009	1,575,000	1,720,168

		18,349,760

GENERAL OBLIGATION - STATE 0.5%
Commonwealth of Puerto Rico GO, Ser. A, 6.25%, 07/01/2013, (Insd. by MBIA)	1,200,000	1,441,788

[1]

EVERGREEN VIRGINIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
May 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL 8.1%
Arlington Cnty., VA IDA Hosp. Facs. RB, Virginia Hosp. Ctr. Arlington Hlth. Sys.:
5.25%, 07/01/2021	$2,655,000	$2,813,530
5.50%, 07/01/2011	1,410,000	1,559,206
5.50%, 07/01/2015	680,000	741,071
5.50%, 07/01/2017	1,425,000	1,540,938
5.50%, 07/01/2018	1,000,000	1,072,430
Fairfax Cnty., VA IDA RB, Inova Hlth. Sys. Proj., 5.875%, 08/15/2016	370,000	390,076
Hanover Cnty., VA IDA RB, Mem. Regl. Med. Ctr. Proj., 6.50%, 08/15/2008, (Insd. by MBIA)	2,360,000	2,605,204
Henrico Cnty., VA IDA RB, Bon Secours Hlth. Sys. Proj., 5.60%, 08/15/2010, (Insd. by MBIA)	2,000,000	2,092,840
Roanoke, VA IDA Hosp. RB, Carilion Hlth. Sys., Ser. A:
5.50%, 07/01/2017	3,445,000	3,789,879
5.50%, 07/01/2018	3,670,000	4,027,862
Virginia Beach, VA Hosp. RB, Gen. Hosp. Proj., 5.00%, 02/15/2007, (Insd. by AMBAC)	500,000	516,865
Virginia Beach, VA IDA RB, Sentara Hlth. Sys., 5.25%, 11/01/2015	1,250,000	1,322,225

		22,472,126

HOUSING 4.0%
Alexandria, VA Redev. & Hsg. Auth. MHRB, Buckingham Vlg. Apts., 4.875%, 07/01/2006	235,000	236,802
Arlington Cnty., VA IDA MHRB, Patrick Henry Apts. Proj., 6.05%, 11/01/2032, (Insd. by FNMA)	1,915,000	2,027,659
Fairfax Cnty., VA Redev. & Hsg. Auth. Mtge. RB, Hsg. for the Elderly, 6.00%, 09/01/2016, (Insd. by FHA)	500,000	519,120
Harrisonburg, VA Redev. & Hsg. Auth. MHRB, Greens of Salem Run Proj., 6.20%, 04/01/2017,
(LOC: PNC Financial Services Group, Inc. & Insd. by FSA)	500,000	519,855
Portsmouth, VA Redev. & Hsg. Auth. MHRB, Ser. A, 6.30%, 09/01/2026, (Insd. by FNMA)	640,000	664,058
Prince William Cnty., VA IDA RB, Melrose Apts. Proj.:
Ser. A, 5.25%, 07/01/2018	1,000,000	1,024,720
Ser. C, 7.00%, 07/01/2029	2,165,000	2,084,094
Virginia HDA MHRB:
Ser. B, 4.65%, 05/01/2010	910,000	943,952
Ser. H:
5.55%, 05/01/2015	1,000,000	1,041,750
6.00%, 05/01/2010	500,000	510,725
Ser. I, 5.45%, 05/01/2018	500,000	522,980
Ser. K, 5.90%, 05/01/2011	400,000	411,172
Ser. O, 6.05%, 11/01/2017	500,000	518,890

		11,025,777

INDUSTRIAL DEVELOPMENT REVENUE 3.5%
Isle Wright Cnty., VA IDA Solid Wst. Disposal Facs. RB, Union Camp Corp. Proj., 6.55%, 04/01/2024	2,535,000	2,569,020
Louisa, VA IDA Solid Wst. & Swr. Disposal RB, Virginia Elec. & Pwr. Co. Proj., Ser. A, FRN, 2.30%, 03/01/2031	4,000,000	3,918,120
Peninsula, VA Port Auth. RB, CSX Trans. Proj., 6.00%, 12/15/2012	2,000,000	2,238,080
York Cnty., VA IDA PCRB, Virginia Elec. & Pwr. Co. Proj., 5.50%, 07/01/2009	1,000,000	1,041,940

		9,767,160

LEASE 5.5%
Fairfax Cnty., VA Redev. & Hsg. Auth. Lease RB:
James Lee Cmnty. Ctr., 5.25%, 06/01/2019	1,000,000	1,091,880
Mott & Gum Springs Cmnty. Centers, 5.35%, 06/01/2006 ##	250,000	255,813
Front Royal Warren Cnty., VA RB, Sch. Capital Impt., Ser. B, 5.00%, 04/01/2022	1,000,000	1,071,440
Henrico Cnty., VA IDA Lease RB, Regl. Jail Proj., 7.00%, 08/01/2013	700,000	718,809
Montgomery Cnty., VA IDA Lease RB:
5.50%, 01/15/2018, (Insd. by AMBAC)	1,000,000	1,119,540
5.50%, 01/15/2020, (Insd. by AMBAC)	1,120,000	1,248,979
Ser. A, 5.00%, 03/01/2019	1,145,000	1,244,340
Ser. B:
5.00%, 03/01/2021	1,490,000	1,607,978
6.00%, 01/15/2017, (Insd. by AMBAC)	2,190,000	2,499,359
[2]

EVERGREEN VIRGINIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
May 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE continued
Montgomery Cnty., VA IDA Lease RB:
Orange Cnty., VA IDA RB, Pub. Facs. Orange Cnty. Proj., 5.375%, 02/01/2017, (Insd. by AMBAC)	$1,055,000	$1,168,740
Prince William Cnty., VA IDA Lease RB, American Type Culture Collection Proj., 5.25%, 02/01/2018	1,175,000	1,339,888
Prince William Cnty., VA Lease COP, 5.20%, 12/01/2005, (Insd. by MBIA) ##	500,000	505,950
Virginia Biotechnology Research Park RB, Biotech Five Proj., Ser. A, 5.25%, 10/01/2014	1,540,000	1,558,572

		15,431,288

PRE-REFUNDED 37.5%
Arlington Cnty., VA GO, Pub. Impt., 5.25%, 06/01/2014	1,000,000	1,084,880
Arlington Cnty., VA IDA MHRB, Woodbury Park Apts.:
Ser. A, 5.35%, 07/01/2018	2,000,000	2,173,260
Ser. B, 6.50%, 07/01/2024	1,600,000	1,776,800
Big Stone Gap, VA Redev. & Hsg. Auth. Correctional Facs. Lease RB, Wallens Ridge Dev. Proj.:
5.50%, 09/01/2015	1,700,000	1,745,186
6.00%, 09/01/2007	3,675,000	3,777,312
Bristol, VA Util. Sys. GO, 5.50%, 11/01/2018, (Insd. by FSA)	1,595,000	1,859,276
Bristol, VA Util. Sys. RRB, 5.75%, 07/15/2016, (Insd. by FSA)	1,000,000	1,192,540
Brunswick Cnty., VA IDA Correctional Facs. Lease RB:
5.50%, 07/01/2013, (Insd. by MBIA)	2,000,000	2,094,880
5.65%, 07/01/2009, (Insd. by MBIA)	2,215,000	2,323,601
5.75%, 07/01/2011, (Insd. by MBIA)	2,930,000	3,076,764
Charlottesville-Albemarle, VA Arpt. Auth. RB, 6.125%, 12/01/2013	250,000	255,000
Chesapeake Bay, VA Dist. RB, Bridge & Tunnel Commission, 5.875%, 07/01/2010, (Insd. by FGIC)	2,890,000	2,955,025
Chesapeake, VA GO, Pub. Impt., 5.375%, 05/01/2010	3,000,000	3,127,200
Chesterfield Cnty., VA GO:
5.75%, 01/15/2016	1,700,000	1,896,265
5.75%, 01/15/2017	1,000,000	1,115,450
Culpeper Cnty., VA Sch. Auth. GO, 6.00%, 01/15/2019, (Insd. by FSA)	1,640,000	1,861,154
Fairfax Cnty., VA GO, Pub. Impt., Ser. A, 5.00%, 06/01/2012	1,000,000	1,040,720
Greenville Cnty., SC Sch. Dist. Installment Purchase RB, Building Equity Sooner for Tomorrow,
6.00%, 12/01/2020	750,000	887,625
Hampton, VA GO, Pub. Impt.:
5.75%, 02/01/2016	1,960,000	2,222,228
5.75%, 02/01/2013	1,360,000	1,541,954
James City Cnty., VA GO, Pub. Impt., 5.20%, 12/15/2010, (Insd. by FGIC)	1,000,000	1,032,570
Loudoun Cnty., VA GO, Pub. Impt., Ser. C:
5.20%, 12/01/2013	1,715,000	1,886,431
5.25%, 12/01/2014	1,000,000	1,102,050
Medical Univ. of South Carolina, Hosp. Auth. RRB, Hosp. Facs., Ser. A, 6.375%, 08/15/2027	1,500,000	1,791,975
Newport News, VA GO:
5.75%, 01/15/2017	1,940,000	2,064,276
Ser. A, 5.625%, 05/01/2015	500,000	566,410
Norfolk, VA GO:
5.25%, 06/01/2011	3,000,000	3,100,050
5.70%, 06/01/2008, (Insd. by MBIA)	2,000,000	2,020,000
Capital Impt., 5.375%, 06/01/2015, (Insd. by FGIC)	1,000,000	1,057,400
Norfolk, VA RB, Capital Impt., 5.00%, 07/01/2010	290,000	310,219
Peumansend Creek, VA Regl. Jail Auth. RB, 5.75%, 06/01/2017, (Insd. by MBIA)	1,300,000	1,384,019
Portsmouth, VA GO, Refunding & Pub. Impt., Ser. A, 5.50%, 06/01/2018, (Insd. by FGIC)	1,085,000	1,164,747
Prince William Cnty., VA IDA RB, Potomac Hosp. Corp.:
6.75%, 10/01/2015	500,000	516,465
6.85%, 10/01/2025	1,000,000	1,033,260
Puerto Rico Pub. Fin. Corp. RB, Ser. A, 5.50%, 08/01/2020, (Insd. by MBIA)	500,000	563,785
[3]

EVERGREEN VIRGINIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
May 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Roanoke, VA GO, Pub. Impt.:
6.00%, 10/01/2013	$1,730,000	$1,967,477
6.00%, 10/01/2014	1,835,000	2,086,890
6.00%, 10/01/2015	1,950,000	2,217,676
6.00%, 10/01/2016	2,070,000	2,354,149
Suffolk, VA GO:
5.70%, 06/01/2010, (Insd. by AMBAC)	250,000	261,870
5.90%, 06/01/2013, (Insd. by AMBAC)	750,000	787,073
Virginia Cmnwlth. Trans. Board RB, U.S. Route 58 Corridor Dev. Program, Ser. B, 5.50%, 05/15/2015	1,000,000	1,101,470
Virginia Cmnwlth. Univ. RB, Ser. A, 5.75%, 05/01/2021	2,000,000	2,091,540
Virginia College Bldg. Auth. Edl. Facs. RB:
21st Century College Program:
5.00%, 08/01/2008	500,000	521,830
5.00%, 08/01/2015	500,000	526,680
Pub. Higher Ed. Fin. Program, Ser. A, 5.75%, 09/01/2019	220,000	243,747
Virginia Polytechnic Institute & State Univ. RB:
Ser. A, 5.50%, 06/01/2016	3,535,000	3,695,913
Univ. Svcs. Sys., Ser. C, 5.50%, 06/01/2016	1,500,000	1,568,280
Virginia Pub. Bldg. Auth. Pub. Facs. RB:
Ser. A:
5.50%, 08/01/2013	3,335,000	3,712,589
5.50%, 08/01/2015	2,000,000	2,226,440
6.00%, 08/01/2011	1,000,000	1,136,910
Ser. B, 5.50%, 08/01/2014	515,000	564,692
Virginia Pub. Sch. Auth. RB, Sch. Fin.:
Ser. A:
5.50%, 08/01/2015	1,500,000	1,682,610
5.50%, 08/01/2016	500,000	536,595
Ser. B:
5.125%, 08/01/2014	6,345,000	6,631,033
5.50%, 08/01/2011	1,405,000	1,552,975
Ser. I:
5.00%, 08/01/2012	2,000,000	2,106,720
5.10%, 08/01/2013	4,650,000	4,907,843
5.125%, 08/01/2016	300,000	316,791
Virginia Resource Wtr. & Swr. Auth. RB, Sussex Cnty. Proj., Ser. A, 5.60%, 10/01/2025	1,000,000	1,060,680
Washington Cnty., VA IDA RB, Johnston Mem. Hosp., 6.00%, 07/01/2014	750,000	766,883

		104,228,133

PUBLIC FACILITIES 3.6%
King & Queen Cnty., VA IDA RB, King & Queen Courts Complex, Ser. A, 5.625%, 07/15/2017	1,000,000	1,063,970
Prince William Cnty., VA IDA RB, American Type Culture Collection Proj., 6.00%, 02/01/2014	500,000	515,775
Virginia Beach, VA Dev. Auth. RB, Town Ctr. Proj., Ser. A, 5.375%, 08/01/2020	2,485,000	2,725,126
Virginia Biotechnology Research Park Auth. RB, Consolidated Laboratories Proj., 5.125%, 09/01/2016	1,235,000	1,342,593
Virginia Pub. Bldg. Auth. Pub. Facs. RB, Ser. A:
5.00%, 08/01/2009	3,000,000	3,203,100
6.00%, 08/01/2009	1,000,000	1,115,800

		9,966,364

RESOURCE RECOVERY 1.4%
Arlington Cnty., VA IDA RB, Ogden Martin Sys. of Alexandria & Arlington, Inc. Proj., 5.375%, 01/01/2013,
(Insd. by FSA)	3,810,000	4,035,133

[4]

EVERGREEN VIRGINIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
May 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX 1.5%
Virgin Islands Pub. Fin. Auth. RB, Sr. Lien, Ser. A:
5.50%, 10/01/2013	$1,000,000	$1,057,170
5.50%, 10/01/2018	2,000,000	2,095,460
5.50%, 10/01/2022	1,000,000	1,045,190

		4,197,820

TOBACCO REVENUE 2.2%
South Carolina Tobacco Settlement Revenue Mgmt. Auth. RB, Ser. B, 6.00%, 05/15/2022	2,000,000	2,047,820
Washington, DC Tobacco Settlement Fin. Corp. RB, 6.25%, 05/15/2024	3,890,000	4,002,343

		6,050,163

TRANSPORTATION 3.3%
Jacksonville, FL Economic Dev. Cmnty. IDRB, Metro. Parking Solutions Proj., 5.75%, 10/01/2024, (Insd. by ACA)	1,000,000	1,094,530
Virginia Cmnwlth. Trans. Board RB:
Federal Hwy. Reimbursement, 5.50%, 10/01/2010	1,000,000	1,116,840
Northern Virginia Trans. Dist. Program, Ser. B, 7.25%, 05/15/2020	1,700,000	1,850,773
Virginia Port Auth. Cmnwlth. Fund RB, 5.50%, 07/01/2018	3,000,000	3,294,090
Virginia Port Auth. RB, 5.90%, 07/01/2016	750,000	778,290
Washington, DC, Metro. Area Transit Auth. RB, 6.00%, 07/01/2007, (Insd. by FGIC)	1,000,000	1,063,670

		9,198,193

WATER & SEWER 8.7%
Buena Vista, VA IDA Wtr. & Swr. Facs. RB, Route 60 Proj., 6.25%, 07/15/2011	390,000	397,835
Chesterfield Cnty., VA Wtr. & Swr. RB, 6.375%, 11/01/2007	130,000	130,389
Fairfax Cnty., VA Wtr. Auth. RB:
5.625%, 07/15/2011	2,605,000	2,734,781
5.625%, 04/01/2017	1,640,000	1,843,327
6.00%, 04/01/2022	1,265,000	1,354,208
6.125%, 04/01/2016	1,545,000	1,769,519
Henrico Cnty., VA Wtr. & Swr. RB, 5.70%, 05/01/2008	285,000	288,511
Maury Cnty., TN Indl. Dev. Board Swr. Disposal Facs. RB, Saturn Corp Proj., FRN, 5.51%, 09/01/2027	1,500,000	1,500,000
Virginia Beach, VA Wtr. & Swr. RB, 5.75%, 08/01/2016	1,735,000	1,933,571
Virginia Resource Auth. Clean Wtr. RB, State Revolving Fund:
5.375%, 10/01/2022	675,000	737,087
5.50%, 10/01/2015	2,250,000	2,502,945
5.75%, 10/01/2019	180,000	201,956
5.875%, 10/01/2014	1,250,000	1,411,250
6.00%, 10/01/2016	3,965,000	4,496,865
Virginia Resource Auth. Infrastructure RB, Loan Bond Program, Ser. A:
5.00%, 05/01/2016, (Insd. by MBIA)	1,290,000	1,389,369
5.50%, 05/01/2016, (Insd. by MBIA)	1,280,000	1,426,637

		24,118,250

Total Municipal Obligations (cost $259,832,223)		275,751,335

	Shares	Value

SHORT-TERM INVESTMENTS 0.3%
MUTUAL FUND SHARES 0.3%
Evergreen Institutional Municipal Money Market Fund ## ø (cost $714,895)	714,895	714,895

Total Investments (cost $260,547,118) 99.4%		276,466,230
Other Assets and Liabilities 0.6%		1,788,799

Net Assets 100.0%		$278,255,029

[5]

EVERGREEN VIRGINIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
May 31, 2005 (unaudited)
#	When-issued or delayed delivery security.
##	All or a portion of this security has been segregated for when-issued or delayed delivery security.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond

The following table shows the percent of total investments by geographic location as of May 31, 2005:

Virginia	88.5%
District of Columbia	5.6%
South Carolina	1.7%
Virgin Islands	1.5%
Puerto Rico	0.7%
Maryland	0.5%
Tennessee	0.5%
Florida	0.4%
Georgia	0.3%
Non-state specific	0.3%

100.0%

On May 31, 2005, the aggregate cost of securities for federal income tax purposes was $260,580,028. The gross unrealized appreciation and depreciation on securities based on tax cost was $15,987,572 and $101,370, respectively, with a net unrealized appreciation of $15,886,202.

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Item 2 – Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-39(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-3(d) under the Investment Company Act of 1940, are attached as EX-99.CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: July 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: July 29, 2005

By: /s/ Carol A. Kosel —————————————— Carol A. Kosel Principal Financial Officer Date: July 29, 2005